Portfolio of Investments
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 7.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2018-2 Class F
07/10/2025	6.290%	12,824,000	13,352,217
Subordinated Series 2018-4 Class F
10/13/2025	6.940%	6,515,000	6,888,186
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month USD LIBOR + 6.870% Floor 6.870% 04/15/2034	7.100%	15,000,000	14,977,500
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	1.634%	11,200,000	11,121,846
Atrium XIII(a),(b)
Series 2013A Class B
3-month USD LIBOR + 1.500% 11/21/2030	1.673%	32,414,000	32,443,399
Avant Loans Funding Trust(a)
Series 2019-A Class B
12/15/2022	3.800%	1,454,877	1,456,858
Babson CLO Ltd.(a),(b)
Series 2015-2A Class B2R
3-month USD LIBOR + 1.590% 10/20/2030	1.778%	18,925,000	18,843,622
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.600% 04/20/2031	1.788%	8,686,000	8,672,146
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	1.604%	11,725,000	11,716,183
Series 2015-4A Class A2R
3-month USD LIBOR + 1.800% 07/20/2032	1.988%	14,400,000	14,372,986
Conn’s Receivables Funding LLC(a)
Series 2019-B Class B
06/17/2024	3.620%	13,709,021	13,732,630
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class C
07/25/2024	5.170%	2,200,003	2,210,382
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class BR
3-month USD LIBOR + 1.300% Floor 1.300% 04/15/2031	1.484%	8,000,000	7,907,608
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class E
08/17/2026	3.440%	14,309,000	14,774,352
FREED ABS Trust(a)
Series 2019-1 Class C
06/18/2026	5.390%	12,350,000	12,708,029
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	6,512,509	6,657,086
Series 2019-11 Class A
12/15/2045	3.750%	2,839,055	2,871,379
Series 2019-2 Class A
08/15/2025	4.000%	9,047,939	9,216,620
Series 2019-3 Class A
10/15/2025	3.750%	10,186,603	10,364,596
Series 2019-7 Class A
01/15/2027	3.750%	10,265,622	10,401,178
Series 2019-8 Class A
12/15/2045	3.750%	5,091,319	5,147,176
Series 2020-1 Class A
01/16/2046	3.500%	11,477,770	11,610,388
Series 2020-2 Class A
02/15/2046	3.600%	7,244,686	7,327,549
Series 2020-T1 Class A
02/15/2046	3.500%	5,438,986	5,457,792
LendingPoint Asset Securitization Trust(a),(c),(d)
Subordinated Series 2021-1 Class B
04/15/2027	2.853%	17,277,000	17,303,995
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	3.684%	10,900,000	10,907,477
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	1.938%	14,000,000	14,001,148
OHA Credit Partners XIV Ltd.(a),(b)
Series 2017-14A Class B
3-month USD LIBOR + 1.500% 01/21/2030	1.686%	24,000,000	23,952,912
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	1.936%	14,700,000	14,569,435
Columbia Strategic Income Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	1.638%	18,500,000	18,386,965
Pagaya AI Debt Selection Trust(a),(d)
Series 2019-1 Class A
06/15/2026	3.690%	6,248,179	6,289,183
Pagaya AI Debt Selection Trust(a)
Series 2019-2 Class A2A
09/15/2026	3.929%	1,908,842	1,913,289
Series 2019-3 Class A
11/16/2026	3.821%	12,073,962	12,239,784
Series 2021-1 Class A
11/15/2027	1.180%	18,240,000	18,272,989
Series 2021-1 Class B
11/15/2027	2.130%	12,950,000	13,005,680
Subordinated Series 2020-3 Class C
05/17/2027	6.430%	18,300,000	18,947,855
Subordinated Series 2021-1 Class C
11/15/2027	4.090%	7,500,000	7,531,487
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	703,656	703,837
Prosper Pass-Through Trust(a),(d)
Series 2019-ST2 Class A
11/15/2025	3.750%	7,321,636	7,358,244
RR 1 LLC(a),(b),(e)
Series 2017-1A Class D1B
3-month USD LIBOR + 6.350% Floor 6.350% 07/15/2035	6.450%	6,500,000	6,500,000
RR 1 LLC(a),(b)
Series 2017-1A Class DR
3-month USD LIBOR + 6.500% 07/15/2029	6.684%	5,000,000	5,000,910
Theorem Funding Trust(a)
Series 2020-1A Class A
10/15/2026	2.480%	6,910,158	6,947,806
Series 2020-1A Class B
10/15/2026	3.950%	4,000,000	4,107,892
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	11,378,874	11,546,788
Upstart Securitization Trust(a)
Subordinated Series 2018-2 Class C
12/22/2025	5.494%	1,618,885	1,628,362
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-3A Class E
03/17/2025	3.590%	9,080,000	9,364,466
Total Asset-Backed Securities — Non-Agency (Cost $481,155,613)			484,712,212

Commercial Mortgage-Backed Securities - Non-Agency 5.5%

BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.051%	13,300,000	11,539,004
BFLD(a),(b)
Subordinated Series 2019-DPLO Class E
1-month USD LIBOR + 2.240% Floor 2.240% 10/15/2034	2.341%	11,510,000	11,423,692
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	2.641%	7,000,000	6,806,980
Subordinated Series 2019-DPLO Class D
1-month USD LIBOR + 1.840% Floor 1.840% 10/15/2034	1.941%	3,485,000	3,467,513
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	2.501%	8,700,000	7,692,539
BX Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-MFM1 Class E
1-month USD LIBOR + 2.250% Floor 2.250% 01/15/2034	2.351%	7,000,000	6,997,898
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	21,558,000	22,498,239
BX Trust(a),(f)
Subordinated Series 2019-OC11 Class D
12/09/2041	3.944%	6,000,000	6,373,395
CALI Mortgage Trust(a),(f)
Series 2019-101C Class F
03/10/2039	4.324%	4,700,000	4,193,082
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.351%	17,735,000	17,768,259

2	Columbia Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	3.101%	4,000,000	4,012,493
CLNY Trust(a),(b)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.822%	4,625,000	4,532,514
Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	3.518%	16,035,000	14,687,053
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.493% Floor 3.333% 11/15/2023	3.593%	16,759,988	16,911,829
COMM Mortgage Trust(a),(f)
Series 2020-CBM Class F
02/10/2037	3.633%	4,000,000	3,738,286
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	8,400,000	9,073,986
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	4,000,000	3,848,642
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	7,525,000	6,495,604
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	20,960,000	15,861,910
CSMC Trust(a),(f)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.283%	15,300,000	13,190,152
Hilton USA Trust(a),(f)
Series 2016-HHV Class F
11/05/2038	4.194%	28,590,000	28,583,104
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	11,500,000	11,572,912
Morgan Stanley Capital I Trust(a),(f)
Series 2019-MEAD Class E
11/10/2036	3.177%	15,500,000	14,392,240
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%	13,000,000	13,209,422
Series 2020-SFR1 Class F
04/17/2037	3.431%	17,000,000	17,208,673
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	12,785,000	12,742,716
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-SFR2 Class F
06/18/2037	6.152%	12,000,000	12,754,332
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	2.201%	10,581,286	10,554,865
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 02/15/2032	1.601%	10,941,000	10,979,407
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	3.001%	9,645,000	9,435,205
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month USD LIBOR + 1.775% Floor 1.650% 12/15/2034	1.876%	9,790,000	9,703,739
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $333,250,909)			342,249,685

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Cincinnati Bell, Inc.(g)	300	4,620
Total Communication Services		4,620
Consumer Discretionary 0.0%
Multiline Retail 0.0%
Belk, Inc.(g)	50	1,338
Total Consumer Discretionary		1,338
Energy 0.0%
Energy Equipment & Services 0.0%
Covia Holdings Corp.(g)	74,466	679,502
Fieldwood Energy LLC(d),(g)	8,596	1,079
McDermott International, Inc.(c),(d),(g)	2,507	—
McDermott International, Inc.(g)	47,856	22,445
Total		703,026

Columbia Strategic Income Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.0%
Southcross Energy Partners LLC(g)	14,393	741
Southcross Energy Partners LLC, Class A(d),(g)	272,263	142,938
Total		143,679
Total Energy		846,705
Financials —%
Diversified Financial Services —%
Alloy Finco Ltd.(c),(d),(g)	417,025	0
Total Financials		0
Industrials 0.0%
Machinery 0.0%
TNT Crane and Rigging, Inc.(g)	23,468	381,355
Total Industrials		381,355
Total Common Stocks (Cost $1,348,542)		1,234,018

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.1%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	2,621,000	2,704,872
Total Convertible Bonds (Cost $2,468,308)			2,704,872

Corporate Bonds & Notes 39.4%

Aerospace & Defense 0.6%
Bombardier, Inc.(a)
10/15/2022	6.000%	1,696,000	1,697,939
12/01/2024	7.500%	527,000	541,651
03/15/2025	7.500%	1,795,000	1,809,243
04/15/2027	7.875%	2,210,000	2,243,152
Moog, Inc.(a)
12/15/2027	4.250%	1,229,000	1,265,500
Northrop Grumman Corp.
01/15/2028	3.250%	7,760,000	8,414,823
TransDigm, Inc.(a)
12/15/2025	8.000%	2,772,000	2,998,331
03/15/2026	6.250%	7,663,000	8,094,261
01/15/2029	4.625%	3,331,000	3,289,731
05/01/2029	4.875%	2,181,000	2,161,116
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
06/15/2026	6.375%	2,345,000	2,427,945
03/15/2027	7.500%	1,059,000	1,130,787
11/15/2027	5.500%	470,000	487,922
Total			36,562,401
Airlines 0.3%
American Airlines, Inc.(a)
07/15/2025	11.750%	1,807,000	2,268,806
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	6,913,000	7,302,082
04/20/2029	5.750%	571,191	611,149
Delta Air Lines, Inc.
01/15/2026	7.375%	527,000	619,725
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	2,325,720	2,471,168
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	1,104,000	1,211,908
United Airlines, Inc.(a)
04/15/2026	4.375%	1,638,000	1,697,865
04/15/2029	4.625%	1,833,000	1,898,333
Total			18,081,036
Automotive 1.0%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	3,105,000	3,203,454
04/01/2027	6.500%	195,000	207,074
Clarios Global LP(a)
05/15/2025	6.750%	889,000	952,685
Ford Motor Co.
04/21/2023	8.500%	1,235,000	1,378,972
04/22/2025	9.000%	779,000	951,708
04/22/2030	9.625%	233,000	325,009
01/15/2043	4.750%	3,697,000	3,741,186
Ford Motor Credit Co. LLC
03/18/2024	5.584%	3,795,000	4,142,462
09/08/2024	3.664%	3,700,000	3,859,414
11/01/2024	4.063%	3,000,000	3,169,384
06/16/2025	5.125%	6,663,000	7,294,868
11/13/2025	3.375%	1,566,000	1,605,150
08/17/2027	4.125%	7,247,000	7,594,112
02/16/2028	2.900%	1,844,000	1,799,008
11/13/2030	4.000%	755,000	771,329
Goodyear Tire & Rubber Co. (The)(a)
07/15/2029	5.000%	2,851,000	2,910,198
IAA Spinco, Inc.(a)
06/15/2027	5.500%	2,242,000	2,355,083
IHO Verwaltungs GmbH(a),(h)
05/15/2029	6.375%	643,000	705,621

4	Columbia Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	7,910,000	8,080,015
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	1,144,000	1,221,552
05/15/2027	8.500%	3,927,000	4,271,349
Real Hero Merger Sub 2, Inc.(a)
02/01/2029	6.250%	1,112,000	1,148,480
Tenneco, Inc.(a)
01/15/2029	7.875%	3,008,000	3,371,458
Total			65,059,571
Banking 2.7%
Bank of America Corp.(i)
10/24/2031	1.922%	47,155,000	45,156,031
Capital One Financial Corp.
01/31/2028	3.800%	6,616,000	7,425,115
Citigroup, Inc.(i)
06/03/2031	2.572%	7,385,000	7,470,857
05/01/2032	2.561%	13,081,000	13,140,710
Goldman Sachs Group, Inc. (The)(i)
05/01/2029	4.223%	9,020,000	10,251,946
HSBC Holdings PLC(i)
05/24/2032	2.804%	22,130,000	22,397,099
JPMorgan Chase & Co.(i)
10/15/2030	2.739%	8,985,000	9,317,732
04/22/2032	2.580%	55,675,000	56,249,229
Total			171,408,719
Brokerage/Asset Managers/Exchanges 0.3%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	720,000	802,603
AG Issuer LLC(a)
03/01/2028	6.250%	717,000	748,311
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	1,335,000	1,360,394
Hightower Holding LLC(a)
04/15/2029	6.750%	3,055,000	3,099,886
NFP Corp.(a)
05/15/2025	7.000%	653,000	715,842
08/15/2028	6.875%	8,116,000	8,395,634
NFP Corp.(a),(e)
08/15/2028	4.875%	2,922,000	2,938,559
Total			18,061,229
Building Materials 0.6%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	4,311,000	4,405,732
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	3,624,000	3,785,995
05/15/2029	4.125%	2,167,000	2,142,882
Cemex SAB de CV(a)
11/19/2029	5.450%	10,760,000	11,812,773
Core & Main LP(a)
08/15/2025	6.125%	5,462,000	5,580,192
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	1,728,000	1,786,829
Interface, Inc.(a)
12/01/2028	5.500%	526,000	550,200
James Hardie International Finance DAC(a)
01/15/2028	5.000%	1,493,000	1,578,103
SRS Distribution, Inc.(a),(e)
07/01/2028	4.625%	1,695,000	1,710,953
07/01/2029	6.125%	3,261,000	3,326,220
White Cap Buyer LLC(a)
10/15/2028	6.875%	1,828,000	1,927,788
Total			38,607,667
Cable and Satellite 2.1%
Cable One, Inc.(a)
11/15/2030	4.000%	1,322,000	1,310,109
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	968,000	1,000,866
05/01/2027	5.125%	5,385,000	5,642,398
05/01/2027	5.875%	766,000	790,141
02/01/2028	5.000%	2,860,000	2,996,131
06/01/2029	5.375%	2,314,000	2,512,863
03/01/2030	4.750%	2,475,000	2,568,425
08/15/2030	4.500%	7,378,000	7,516,838
02/01/2031	4.250%	1,297,000	1,294,454
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	3,192,000	3,219,617
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	815,000	950,252
03/01/2050	4.800%	13,900,000	15,282,171
04/01/2061	3.850%	494,000	456,563
Charter Communications Operating LLC/Capital(e)
12/01/2061	4.400%	386,000	392,243
CSC Holdings LLC
06/01/2024	5.250%	1,064,000	1,152,990
CSC Holdings LLC(a)
02/01/2028	5.375%	5,078,000	5,338,557
02/01/2029	6.500%	3,568,000	3,903,259
01/15/2030	5.750%	3,974,000	4,149,338
12/01/2030	4.125%	1,000,000	979,017
12/01/2030	4.625%	4,778,000	4,617,853
02/15/2031	3.375%	3,235,000	3,028,824
11/15/2031	5.000%	2,428,000	2,421,188

Columbia Strategic Income Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
07/01/2026	7.750%	9,198,000	10,446,768
DISH DBS Corp.(a)
06/01/2029	5.125%	8,035,000	7,977,149
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	2,105,000	2,134,487
09/15/2028	6.500%	5,370,000	5,527,644
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	1,256,000	1,287,802
08/01/2027	5.000%	574,000	600,738
07/01/2029	5.500%	1,278,000	1,378,820
07/01/2030	4.125%	3,750,000	3,759,041
Virgin Media Finance PLC(a)
07/15/2030	5.000%	6,205,000	6,183,344
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	1,590,000	1,649,749
05/15/2029	5.500%	3,859,000	4,141,009
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	2,722,000	2,769,978
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	5,305,000	5,545,320
Ziggo BV(a)
01/15/2027	5.500%	2,271,000	2,361,677
01/15/2030	4.875%	2,116,000	2,160,498
Total			129,448,121
Chemicals 0.8%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	2,235,000	2,157,194
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	2,180,000	2,283,819
Braskem America Finance Co.(a)
07/22/2041	7.125%	692,000	840,868
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	9,000,000	9,360,110
Element Solutions, Inc.(a)
09/01/2028	3.875%	4,241,000	4,253,322
HB Fuller Co.
10/15/2028	4.250%	1,289,000	1,317,131
Herens Holdco Sarl(a)
05/15/2028	4.750%	2,701,000	2,705,974
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	2,058,000	2,274,211
INEOS Group Holdings SA(a)
08/01/2024	5.625%	3,163,000	3,179,353
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	1,561,000	1,561,828
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ingevity Corp.(a)
11/01/2028	3.875%	3,405,000	3,365,870
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	2,870,000	3,114,589
Iris Holdings, Inc.(a),(h)
02/15/2026	8.750%	1,568,000	1,599,360
Minerals Technologies, Inc.(a)
07/01/2028	5.000%	1,530,000	1,592,207
PQ Corp.(a)
12/15/2025	5.750%	2,815,000	2,890,184
SPCM SA(a)
09/15/2025	4.875%	1,621,000	1,660,996
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	3,801,000	4,015,853
WR Grace & Co.(a)
06/15/2027	4.875%	3,998,000	4,211,267
Total			52,384,136
Construction Machinery 0.3%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	5,533,000	5,356,452
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,939,000	2,043,025
NESCO Holdings II, Inc.(a)
04/15/2029	5.500%	1,922,000	1,981,509
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	1,849,000	1,904,596
United Rentals North America, Inc.
09/15/2026	5.875%	3,303,000	3,436,212
07/15/2030	4.000%	897,000	914,329
Total			15,636,123
Consumer Cyclical Services 0.5%
APX Group, Inc.
12/01/2022	7.875%	6,484,000	6,513,705
09/01/2023	7.625%	5,646,000	5,810,572
11/01/2024	8.500%	3,672,000	3,828,308
Arches Buyer, Inc.(a)
06/01/2028	4.250%	1,049,000	1,031,797
12/01/2028	6.125%	626,000	639,644
ASGN, Inc.(a)
05/15/2028	4.625%	3,031,000	3,153,585
Frontdoor, Inc.(a)
08/15/2026	6.750%	2,640,000	2,798,572
Match Group, Inc.(a)
06/01/2028	4.625%	1,429,000	1,466,452

6	Columbia Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Staples, Inc.(a)
04/15/2026	7.500%	2,503,000	2,596,768
04/15/2027	10.750%	494,000	505,657
Uber Technologies, Inc.(a)
05/15/2025	7.500%	3,822,000	4,121,309
01/15/2028	6.250%	1,665,000	1,796,981
Total			34,263,350
Consumer Products 0.2%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	2,452,000	2,617,498
Mattel, Inc.(a)
12/15/2027	5.875%	1,968,000	2,155,776
Mattel, Inc.
11/01/2041	5.450%	652,000	739,011
Prestige Brands, Inc.(a)
01/15/2028	5.125%	934,000	976,431
04/01/2031	3.750%	1,414,000	1,358,386
Spectrum Brands, Inc.
07/15/2025	5.750%	1,506,000	1,544,107
Valvoline, Inc.(a)
02/15/2030	4.250%	2,602,000	2,659,072
Total			12,050,281
Diversified Manufacturing 0.5%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	1,954,000	2,013,632
06/30/2028	4.125%	1,878,000	1,888,202
Carrier Global Corp.
04/05/2040	3.377%	4,835,000	4,933,757
04/05/2050	3.577%	6,445,000	6,581,533
CFX Escrow Corp.(a)
02/15/2026	6.375%	982,000	1,036,077
Gates Global LLC/Co.(a)
01/15/2026	6.250%	2,554,000	2,681,700
Resideo Funding, Inc.(a)
11/01/2026	6.125%	3,022,000	3,185,114
Vertical Holdco GmbH(a)
07/15/2028	7.625%	1,943,000	2,095,981
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	910,000	946,666
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	4,800,000	5,185,538
06/15/2028	7.250%	1,928,000	2,138,166
Total			32,686,366
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 3.5%
AEP Texas, Inc.
01/15/2050	3.450%	11,560,000	11,600,934
Atlantica Sustainable Infrastructure PLC(a)
06/15/2028	4.125%	2,210,000	2,223,738
Calpine Corp.(a)
06/01/2026	5.250%	894,000	920,053
02/15/2028	4.500%	2,705,000	2,733,850
Clearway Energy Operating LLC
09/15/2026	5.000%	2,926,000	3,021,626
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	4,073,000	4,219,998
02/15/2031	3.750%	8,020,000	7,777,926
CMS Energy Corp.
03/01/2024	3.875%	4,116,000	4,436,326
Consolidated Edison Co. of New York, Inc.
04/01/2050	3.950%	1,195,000	1,319,357
DTE Energy Co.
06/01/2024	3.500%	6,660,000	7,148,053
10/01/2026	2.850%	27,095,000	29,057,710
Duke Energy Corp.
06/01/2030	2.450%	18,090,000	18,101,600
Emera US Finance LP
06/15/2046	4.750%	15,730,000	18,089,252
Eversource Energy
01/15/2028	3.300%	4,190,000	4,545,957
Georgia Power Co.
03/15/2042	4.300%	3,145,000	3,625,657
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	2,319,000	2,459,153
09/15/2027	4.500%	9,775,000	10,611,152
NRG Energy, Inc.
01/15/2027	6.625%	875,000	907,870
NRG Energy, Inc.(a)
02/15/2029	3.375%	1,840,000	1,775,818
06/15/2029	5.250%	3,159,000	3,328,470
02/15/2031	3.625%	6,047,000	5,805,041
Pacific Gas and Electric Co.
07/01/2050	4.950%	19,380,000	19,670,311
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	1,034,000	1,056,241
PG&E Corp.
07/01/2028	5.000%	1,845,000	1,844,424
Southern Co. (The)
07/01/2046	4.400%	14,550,000	16,676,378

Columbia Strategic Income Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	2,268,000	2,387,050
01/15/2030	4.750%	3,263,000	3,335,922
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,934,000	2,010,206
07/31/2027	5.000%	1,280,000	1,309,812
05/01/2029	4.375%	2,302,000	2,314,714
Xcel Energy, Inc.
06/15/2028	4.000%	9,840,000	11,118,104
06/01/2030	3.400%	14,082,000	15,313,148
Total			220,745,851
Environmental 0.3%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	2,709,000	2,807,121
08/01/2025	3.750%	3,794,000	3,882,863
12/15/2026	5.125%	2,134,000	2,242,613
05/01/2027	8.500%	1,104,000	1,210,733
08/01/2028	4.000%	2,000,000	1,929,965
09/01/2028	3.500%	4,172,000	4,055,966
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	5,150,000	5,242,312
Total			21,371,573
Finance Companies 0.9%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	25,925,000	30,286,917
Global Aircraft Leasing Co., Ltd.(a),(h)
09/15/2024	6.500%	2,038,098	2,038,070
Navient Corp.
01/25/2023	5.500%	2,983,000	3,129,047
09/25/2023	7.250%	1,311,000	1,438,399
03/15/2028	4.875%	2,158,000	2,133,539
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	4,703,000	4,746,087
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	2,723,000	2,651,522
03/01/2031	3.875%	4,542,000	4,442,247
Springleaf Finance Corp.
03/15/2023	5.625%	2,537,000	2,696,517
03/15/2024	6.125%	3,440,000	3,704,618
Total			57,266,963
Food and Beverage 2.4%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	28,457,000	34,338,125
Bacardi Ltd.(a)
05/15/2048	5.300%	17,775,000	22,409,744
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	9,037,000	9,315,434
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	2,166,000	2,351,474
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%	1,845,000	1,870,225
JBS USA LUX SA/USA Finance, Inc.(a)
02/15/2028	6.750%	2,000,000	2,190,655
Kraft Heinz Foods Co.
06/01/2046	4.375%	28,920,000	31,003,205
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	727,000	752,554
11/01/2026	4.875%	3,211,000	3,323,589
05/15/2028	4.875%	893,000	983,801
Mondelez International, Inc.
04/13/2030	2.750%	3,715,000	3,854,479
Performance Food Group, Inc.(a)
05/01/2025	6.875%	1,700,000	1,813,634
10/15/2027	5.500%	1,289,000	1,346,579
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	3,370,000	3,584,250
04/15/2031	4.250%	7,428,000	7,510,081
Post Holdings, Inc.(a)
03/01/2027	5.750%	7,860,000	8,233,190
01/15/2028	5.625%	1,161,000	1,225,840
04/15/2030	4.625%	4,607,000	4,637,781
09/15/2031	4.500%	4,370,000	4,319,784
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	2,296,000	2,298,904
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	1,679,000	1,698,946
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	2,241,000	2,246,909
US Foods, Inc.(a)
04/15/2025	6.250%	265,000	281,002
02/15/2029	4.750%	1,448,000	1,443,419
Total			153,033,604
Gaming 1.1%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	1,974,000	2,174,321
Boyd Gaming Corp.
04/01/2026	6.375%	2,384,000	2,462,991
08/15/2026	6.000%	1,471,000	1,530,328
12/01/2027	4.750%	1,887,000	1,929,392
Boyd Gaming Corp.(a),(e)
06/15/2031	4.750%	3,815,000	3,854,549
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	3,261,000	3,286,411
CCM Merger, Inc.(a)
05/01/2026	6.375%	2,209,000	2,317,289

8	Columbia Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	2,388,000	2,505,703
07/01/2025	6.250%	5,582,000	5,885,918
07/01/2027	8.125%	3,477,000	3,852,871
International Game Technology PLC(a)
02/15/2025	6.500%	2,637,000	2,929,520
04/15/2026	4.125%	1,515,000	1,565,518
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	899,000	967,640
09/01/2026	4.500%	3,056,000	3,229,645
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	1,361,000	1,445,219
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	4,325,000	4,331,005
Scientific Games International, Inc.(a)
10/15/2025	5.000%	8,436,000	8,691,463
03/15/2026	8.250%	3,111,000	3,347,509
05/15/2028	7.000%	1,446,000	1,564,183
11/15/2029	7.250%	4,259,000	4,722,554
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	1,327,000	1,379,017
VICI Properties LP/Note Co., Inc.(a)
02/15/2025	3.500%	700,000	712,744
12/01/2026	4.250%	1,553,000	1,598,677
02/15/2027	3.750%	942,000	952,832
12/01/2029	4.625%	1,243,000	1,301,051
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	2,369,000	2,525,435
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	493,000	531,316
Total			71,595,101
Health Care 1.6%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	1,685,000	1,788,507
04/15/2029	5.000%	2,054,000	2,132,659
Avantor Funding, Inc.(a)
07/15/2028	4.625%	2,724,000	2,836,531
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	681,000	701,839
03/15/2029	3.750%	1,124,000	1,126,431
03/15/2031	4.000%	900,000	915,982
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	2,769,000	2,912,712
03/15/2026	8.000%	2,886,000	3,093,915
03/15/2027	5.625%	865,000	906,635
04/15/2029	6.875%	2,646,000	2,717,888
04/01/2030	6.125%	1,790,000	1,781,607
02/15/2031	4.750%	2,035,000	1,997,451
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
03/25/2048	5.050%	12,810,000	15,911,226
Encompass Health Corp.
02/01/2028	4.500%	1,540,000	1,589,335
HCA, Inc.
02/01/2025	5.375%	1,846,000	2,064,367
09/01/2028	5.625%	4,245,000	4,948,694
02/01/2029	5.875%	3,197,000	3,751,703
09/01/2030	3.500%	4,223,000	4,338,211
Hologic, Inc.(a)
02/01/2028	4.625%	2,416,000	2,523,060
IQVIA, Inc.(a)
10/15/2026	5.000%	1,233,000	1,279,467
05/15/2027	5.000%	2,792,000	2,922,748
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	1,020,000	1,093,333
02/01/2028	7.250%	377,000	409,858
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	3,403,000	3,522,142
Select Medical Corp.(a)
08/15/2026	6.250%	5,153,000	5,445,167
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	2,751,000	2,798,864
04/15/2027	10.000%	2,041,000	2,229,829
Syneos Health, Inc.(a)
01/15/2029	3.625%	1,077,000	1,053,781
Teleflex, Inc.
06/01/2026	4.875%	539,000	552,141
11/15/2027	4.625%	1,903,000	2,023,162
Teleflex, Inc.(a)
06/01/2028	4.250%	710,000	734,567
Tenet Healthcare Corp.
07/15/2024	4.625%	1,244,000	1,260,433
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	1,954,000	2,095,557
02/01/2027	6.250%	3,186,000	3,327,109
11/01/2027	5.125%	4,829,000	5,041,340
10/01/2028	6.125%	6,484,000	6,767,442
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	1,665,000	1,723,115
Total			102,318,808
Healthcare Insurance 0.1%
Centene Corp.
02/15/2030	3.375%	781,000	789,449
10/15/2030	3.000%	6,905,000	6,915,318
Total			7,704,767

Columbia Strategic Income Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.2%
Meritage Homes Corp.
06/06/2027	5.125%	2,373,000	2,673,916
Meritage Homes Corp.(a)
04/15/2029	3.875%	1,585,000	1,649,320
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	2,763,000	2,767,325
04/01/2029	4.750%	309,000	308,602
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	1,294,000	1,438,850
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	1,265,000	1,355,131
03/01/2024	5.625%	695,000	756,706
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	854,000	950,599
Total			11,900,449
Independent Energy 2.0%
Apache Corp.
11/15/2025	4.625%	1,238,000	1,314,497
11/15/2027	4.875%	2,927,000	3,073,031
10/15/2028	4.375%	616,000	631,856
01/15/2030	4.250%	745,000	750,788
09/01/2040	5.100%	1,060,000	1,089,932
02/01/2042	5.250%	611,000	637,511
04/15/2043	4.750%	2,397,000	2,370,101
01/15/2044	4.250%	2,001,000	1,879,276
Callon Petroleum Co.
10/01/2024	6.125%	532,000	489,449
07/01/2026	6.375%	7,819,000	7,039,059
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	2,987,000	2,829,074
CNX Resources Corp.(a)
03/14/2027	7.250%	3,062,000	3,290,419
01/15/2029	6.000%	829,000	883,898
Comstock Resources, Inc.
08/15/2026	9.750%	660,000	715,924
08/15/2026	9.750%	571,000	619,161
Comstock Resources, Inc.(a)
03/01/2029	6.750%	1,496,000	1,560,957
Continental Resources, Inc.(a)
01/15/2031	5.750%	1,215,000	1,425,156
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	4,955,000	5,122,040
05/01/2029	5.000%	1,142,000	1,173,945
Encana Corp.
08/15/2034	6.500%	126,000	165,678
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	2,070,000	2,190,687
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQT Corp.
01/15/2029	5.000%	1,769,000	1,961,440
EQT Corp.(i)
02/01/2030	8.750%	2,960,000	3,846,796
EQT Corp.(a)
05/15/2031	3.625%	1,711,000	1,761,948
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	1,262,000	1,324,116
02/01/2029	5.750%	1,812,000	1,859,435
02/01/2031	6.000%	1,928,000	1,993,053
Indigo Natural Resources LLC(a)
02/01/2029	5.375%	1,404,000	1,411,201
Matador Resources Co.
09/15/2026	5.875%	7,044,000	7,072,909
MEG Energy Corp.(a)
02/01/2029	5.875%	1,064,000	1,106,983
Newfield Exploration Co.
07/01/2024	5.625%	347,000	385,813
01/01/2026	5.375%	1,839,000	2,071,263
Occidental Petroleum Corp.
02/15/2023	2.700%	1,137,000	1,144,510
08/15/2024	2.900%	6,254,000	6,246,938
07/15/2025	8.000%	3,785,000	4,442,949
04/15/2026	3.400%	4,496,000	4,399,461
08/15/2029	3.500%	5,395,000	5,058,963
09/01/2030	6.625%	4,862,000	5,571,316
01/01/2031	6.125%	3,778,000	4,189,672
09/15/2036	6.450%	9,378,000	10,542,623
06/15/2045	4.625%	2,963,000	2,618,694
03/15/2046	6.600%	1,068,000	1,168,704
04/15/2046	4.400%	10,493,000	8,974,701
Ovintiv, Inc.
11/01/2031	7.200%	285,000	372,807
SM Energy Co.
06/01/2025	5.625%	642,000	614,324
09/15/2026	6.750%	2,458,000	2,450,155
01/15/2027	6.625%	3,445,000	3,447,078
Total			125,290,291
Integrated Energy 0.2%
Cenovus Energy, Inc.
07/15/2025	5.375%	3,577,000	4,082,800
04/15/2027	4.250%	495,000	550,000
11/15/2039	6.750%	1,757,000	2,315,946
Chevron USA, Inc.
11/15/2043	5.250%	2,725,000	3,611,401
Total			10,560,147

10	Columbia Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.7%
Carnival Corp.(a)
03/01/2026	7.625%	3,313,000	3,634,381
03/01/2027	5.750%	4,543,000	4,826,571
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	1,537,000	1,552,272
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	1,025,000	1,070,762
10/01/2028	6.500%	1,171,000	1,247,115
Cinemark USA, Inc.
06/01/2023	4.875%	7,081,000	7,087,852
Cinemark USA, Inc.(a)
05/01/2025	8.750%	2,612,000	2,844,914
03/15/2026	5.875%	3,639,000	3,767,559
NCL Corp Ltd.(a)
03/15/2026	5.875%	3,782,000	3,940,238
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	3,201,000	3,539,929
04/01/2028	5.500%	2,913,000	3,074,590
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	4,503,000	4,660,322
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	1,889,000	1,909,935
Viking Cruises Ltd.(a)
02/15/2029	7.000%	758,000	778,506
Viking Ocean Cruises Ship VII Ltd.(a)
02/15/2029	5.625%	651,000	659,739
Total			44,594,685
Life Insurance 1.5%
Five Corners Funding Trust(a)
11/15/2023	4.419%	22,756,000	24,922,918
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	9,685,000	11,872,619
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	7,877,000	7,918,664
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	25,683,000	28,225,348
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	8,875,000	11,043,859
Voya Financial, Inc.
06/15/2046	4.800%	5,875,000	7,217,776
Total			91,201,184
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	966,000	1,016,119
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	269,000	273,169
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	1,955,000	1,998,231
Total			3,287,519
Media and Entertainment 1.1%
Clear Channel International BV(a)
08/01/2025	6.625%	3,019,000	3,149,134
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	5,282,000	5,413,958
Clear Channel Outdoor Holdings, Inc.(a),(e)
06/01/2029	7.500%	3,214,000	3,207,446
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	1,297,000	1,360,864
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	5,043,000	5,087,974
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	2,153,000	1,597,812
08/15/2027	6.625%	1,304,000	744,368
iHeartCommunications, Inc.
05/01/2026	6.375%	2,108,936	2,251,605
05/01/2027	8.375%	5,478,666	5,866,965
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	698,000	722,135
01/15/2028	4.750%	2,922,000	2,977,965
Lamar Media Corp.
02/15/2028	3.750%	987,000	996,002
01/15/2029	4.875%	2,004,000	2,108,760
02/15/2030	4.000%	613,000	617,623
Netflix, Inc.
04/15/2028	4.875%	3,047,000	3,502,134
11/15/2028	5.875%	6,157,000	7,444,859
05/15/2029	6.375%	338,000	422,893
Netflix, Inc.(a)
11/15/2029	5.375%	1,315,000	1,553,965
06/15/2030	4.875%	2,066,000	2,381,687
Nexstar Broadcasting, Inc.(a)
11/01/2028	4.750%	1,228,000	1,250,977
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	1,687,000	1,784,095
07/15/2029	4.500%	1,890,000	1,893,151
10/01/2030	5.875%	645,000	698,310
07/15/2031	4.750%	2,364,000	2,361,364

Columbia Strategic Income Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	2,126,000	2,202,118
01/15/2029	4.250%	1,215,000	1,203,698
03/15/2030	4.625%	3,272,000	3,262,750
Playtika Holding Corp.(a)
03/15/2029	4.250%	3,027,000	2,983,577
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	522,000	509,428
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	201,000	207,909
Univision Communications, Inc.(a)
05/01/2029	4.500%	1,852,000	1,874,439
Total			71,639,965
Metals and Mining 1.0%
Alcoa Nederland Holding BV(a)
09/30/2026	7.000%	2,209,000	2,316,617
03/31/2029	4.125%	1,469,000	1,504,894
Commercial Metals Co.
02/15/2031	3.875%	398,000	394,430
Constellium NV(a)
05/15/2024	5.750%	929,000	939,214
02/15/2026	5.875%	7,477,000	7,676,468
Constellium SE(a)
06/15/2028	5.625%	2,688,000	2,849,434
04/15/2029	3.750%	4,659,000	4,522,242
Freeport-McMoRan, Inc.
09/01/2029	5.250%	3,537,000	3,922,605
08/01/2030	4.625%	2,787,000	3,060,005
03/15/2043	5.450%	5,474,000	6,607,779
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	2,056,000	2,045,694
04/01/2029	6.125%	7,729,000	8,094,891
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	3,875,000	3,942,371
Novelis Corp.(a)
09/30/2026	5.875%	8,499,000	8,862,076
01/30/2030	4.750%	3,010,000	3,162,698
Total			59,901,418
Midstream 2.6%
Cheniere Energy Partners LP
10/01/2026	5.625%	3,928,000	4,086,976
10/01/2029	4.500%	2,011,000	2,130,207
Cheniere Energy Partners LP(a)
03/01/2031	4.000%	1,740,000	1,796,049
Cheniere Energy, Inc.(a)
10/15/2028	4.625%	2,979,000	3,127,348
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DCP Midstream Operating LP
05/15/2029	5.125%	2,294,000	2,471,151
04/01/2044	5.600%	5,202,000	5,437,124
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	2,969,000	3,037,293
DT Midstream, Inc.(a),(e)
06/15/2029	4.125%	2,378,000	2,387,500
06/15/2031	4.375%	1,904,000	1,914,249
Enterprise Products Operating LLC
01/31/2060	3.950%	7,195,000	7,479,579
EQM Midstream Partners LP(a)
07/01/2025	6.000%	4,457,000	4,826,094
07/01/2027	6.500%	1,851,000	2,033,939
01/15/2029	4.500%	2,159,000	2,159,669
01/15/2031	4.750%	6,733,000	6,772,084
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	1,925,000	1,896,617
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	2,497,000	2,559,174
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	12,453,000	14,463,405
MPLX LP
04/15/2048	4.700%	5,970,000	6,678,931
NuStar Logistics LP
10/01/2025	5.750%	4,016,000	4,278,939
06/01/2026	6.000%	1,126,000	1,206,442
04/28/2027	5.625%	2,356,000	2,498,569
10/01/2030	6.375%	1,254,000	1,373,288
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	20,974,000	21,379,798
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	2,086,000	2,100,391
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	3,937,000	3,975,990
Sunoco LP/Finance Corp.
02/15/2026	5.500%	5,389,000	5,551,908
Superior Plus LP/General Partner, Inc.(a)
03/15/2029	4.500%	1,769,000	1,798,795
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	1,236,000	1,285,448
01/15/2028	5.000%	5,769,000	6,039,048
03/01/2030	5.500%	4,850,000	5,237,802
Targa Resources Partners LP/Finance Corp.(a)
02/01/2031	4.875%	2,084,000	2,177,441
01/15/2032	4.000%	1,865,000	1,849,862
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	2,330,000	2,356,760

12	Columbia Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Gas Partners LP
08/15/2048	5.500%	14,231,000	14,728,712
Williams Companies, Inc. (The)
09/15/2045	5.100%	8,619,000	10,282,787
Total			163,379,369
Natural Gas 0.5%
NiSource, Inc.
05/01/2030	3.600%	7,970,000	8,755,245
02/15/2043	5.250%	4,755,000	6,003,222
05/15/2047	4.375%	13,773,000	16,041,659
Total			30,800,126
Oil Field Services 0.2%
Apergy Corp.
05/01/2026	6.375%	1,680,000	1,759,971
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	1,686,000	1,748,940
Nabors Industries Ltd.(a)
01/15/2028	7.500%	1,105,000	938,921
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	7,658,714	7,343,403
Total			11,791,235
Other Industry 0.1%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	1,358,000	1,359,777
Dycom Industries, Inc.(a)
04/15/2029	4.500%	2,144,000	2,132,731
Hillenbrand, Inc.
06/15/2025	5.750%	507,000	543,370
03/01/2031	3.750%	1,747,000	1,742,212
Total			5,778,090
Other REIT 0.3%
Hospitality Properties Trust
03/15/2024	4.650%	1,433,000	1,419,851
Ladder Capital Finance Holdings LLLP/Corp.(a)
03/15/2022	5.250%	2,004,000	2,020,354
10/01/2025	5.250%	5,173,000	5,264,871
02/01/2027	4.250%	1,937,000	1,901,646
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	2,719,000	2,901,545
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	2,353,000	2,439,330
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	1,288,000	1,282,138
Total			17,229,735
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.6%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	5,899,000	5,808,847
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	1,401,000	1,443,446
04/30/2025	5.250%	1,716,000	1,804,474
08/15/2026	4.125%	2,906,000	2,976,043
08/15/2027	5.250%	2,406,000	2,426,611
08/15/2027	5.250%	1,007,000	1,016,112
Berry Global, Inc.
07/15/2023	5.125%	1,156,000	1,163,885
Berry Global, Inc.(a)
02/15/2026	4.500%	813,000	832,557
BWAY Holding Co.(a)
04/15/2024	5.500%	4,229,000	4,265,876
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	1,524,000	1,545,186
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	2,869,000	2,991,625
Novolex(a)
01/15/2025	6.875%	694,000	701,767
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	2,193,000	2,360,158
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	5,379,000	5,622,848
08/15/2027	8.500%	2,108,000	2,266,729
Total			37,226,164
Pharmaceuticals 1.2%
AbbVie, Inc.
06/15/2044	4.850%	4,120,000	5,057,314
11/21/2049	4.250%	15,615,000	18,038,516
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	210,000	214,342
04/15/2025	6.125%	4,121,000	4,208,906
04/01/2026	9.250%	8,143,000	8,807,774
01/31/2027	8.500%	3,311,000	3,553,289
01/30/2028	5.000%	1,278,000	1,195,912
02/15/2029	6.250%	2,517,000	2,460,829
01/30/2030	5.250%	1,277,000	1,174,989
02/15/2031	5.250%	2,610,000	2,386,233
Bausch Health Companies, Inc.(a),(e)
06/01/2028	4.875%	1,135,000	1,143,106
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	342,000	355,860
02/15/2029	3.125%	877,000	845,470
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	923,000	940,113
06/30/2028	6.000%	1,363,000	942,448

Columbia Strategic Income Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Endo Luxembourg Finance Co I Sarl/US, Inc.(a)
04/01/2029	6.125%	2,673,000	2,633,802
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	2,351,000	2,463,294
06/15/2028	5.000%	3,279,000	3,544,911
Jazz Securities DAC(a)
01/15/2029	4.375%	1,660,000	1,709,363
Organon Finance 1 LLC(a)
04/30/2028	4.125%	6,872,000	6,935,007
04/30/2031	5.125%	5,114,000	5,257,239
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	3,928,000	4,008,363
Total			77,877,080
Property & Casualty 0.3%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	2,289,000	2,290,196
10/15/2027	6.750%	4,626,000	4,772,791
AssuredPartners, Inc.(a)
01/15/2029	5.625%	2,522,000	2,514,730
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	3,326,000	3,320,976
HUB International Ltd.(a)
05/01/2026	7.000%	3,379,000	3,501,874
MGIC Investment Corp.
08/15/2028	5.250%	395,000	417,725
Radian Group, Inc.
03/15/2025	6.625%	1,253,000	1,415,077
03/15/2027	4.875%	964,000	1,030,228
USI, Inc.(a)
05/01/2025	6.875%	944,000	961,050
Total			20,224,647
Railroads 0.0%
Union Pacific Corp.
08/15/2059	3.950%	1,224,000	1,341,708
Restaurants 0.4%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	3,011,000	3,190,560
01/15/2028	3.875%	986,000	989,776
Golden Nugget, Inc.(a)
10/15/2024	6.750%	711,000	718,487
IRB Holding Corp.(a)
06/15/2025	7.000%	5,459,000	5,895,577
02/15/2026	6.750%	5,310,000	5,495,850
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2027	4.750%	1,566,000	1,640,467
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Yum! Brands, Inc.(a)
04/01/2025	7.750%	1,416,000	1,540,169
01/15/2030	4.750%	2,563,000	2,740,061
Total			22,210,947
Retailers 0.4%
Hanesbrands, Inc.(a)
05/15/2025	5.375%	1,950,000	2,055,220
L Brands, Inc.(a)
07/01/2025	9.375%	524,000	667,125
10/01/2030	6.625%	890,000	1,017,487
L Brands, Inc.
02/01/2028	5.250%	1,053,000	1,144,351
06/15/2029	7.500%	599,000	691,334
11/01/2035	6.875%	2,380,000	2,865,928
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	1,305,000	1,340,909
Lowe’s Companies, Inc.
05/03/2047	4.050%	7,570,000	8,429,741
Penske Automotive Group, Inc.
09/01/2025	3.500%	734,000	755,800
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	3,094,000	3,204,870
02/15/2029	7.750%	760,000	837,021
Total			23,009,786
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	1,085,000	1,194,954
02/15/2028	5.875%	2,353,000	2,503,004
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	4,108,000	4,128,024
01/15/2027	4.625%	649,000	671,789
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	745,000	778,006
Total			9,275,777
Technology 2.5%
Ascend Learning LLC(a)
08/01/2025	6.875%	2,974,000	3,035,153
08/01/2025	6.875%	2,272,000	2,318,890
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	471,000	498,831
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	3,447,000	3,388,866
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	669,000	716,911
03/01/2026	9.125%	407,000	429,610

14	Columbia Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	10,351,000	11,385,356
Broadcom, Inc.
11/15/2030	4.150%	4,295,000	4,709,878
Broadcom, Inc.(a)
04/15/2034	3.469%	11,539,000	11,747,849
Camelot Finance SA(a)
11/01/2026	4.500%	1,384,000	1,436,780
CDK Global, Inc.
06/01/2027	4.875%	1,467,000	1,547,212
CommScope Technologies LLC(a)
06/15/2025	6.000%	1,932,000	1,969,757
Gartner, Inc.(a)
07/01/2028	4.500%	2,222,000	2,336,855
10/01/2030	3.750%	2,432,000	2,441,696
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	3,544,000	3,464,476
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	3,125,000	3,170,652
Iron Mountain, Inc.(a)
09/15/2029	4.875%	995,000	1,018,835
07/15/2030	5.250%	3,881,000	4,050,328
Lenovo Group Ltd.(a)
04/24/2025	5.875%	5,000,000	5,690,241
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	4,405,000	4,545,639
Microchip Technology, Inc.(a)
09/01/2025	4.250%	1,936,000	2,031,905
NCR Corp.(a)
04/15/2025	8.125%	1,409,000	1,535,191
10/01/2028	5.000%	4,187,000	4,309,649
04/15/2029	5.125%	4,531,000	4,647,674
09/01/2029	6.125%	1,692,000	1,837,150
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	2,210,000	2,385,724
Oracle Corp.
04/01/2050	3.600%	14,500,000	14,336,048
03/25/2061	4.100%	12,280,000	12,909,430
Plantronics, Inc.(a)
03/01/2029	4.750%	8,222,000	7,841,302
PTC, Inc.(a)
02/15/2025	3.625%	523,000	537,677
02/15/2028	4.000%	1,605,000	1,642,011
QualityTech LP/QTS Finance Corp.(a)
10/01/2028	3.875%	4,038,000	4,098,697
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	546,000	639,212
09/01/2025	7.375%	895,000	965,308
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	2,532,000	2,642,247
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	1,288,000	1,322,336
Square, Inc.(a)
06/01/2026	2.750%	769,000	775,153
06/01/2031	3.500%	2,580,000	2,580,745
Switch Ltd.(a)
09/15/2028	3.750%	825,000	818,758
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	1,085,000	1,145,436
06/01/2025	6.750%	2,012,000	2,047,835
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	9,600,000	8,869,354
VeriSign, Inc.
05/01/2023	4.625%	1,734,000	1,737,879
Verscend Escrow Corp.(a)
08/15/2026	9.750%	3,840,000	4,072,872
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	3,490,000	3,416,011
Total			159,049,419
Transportation Services 0.3%
Adani Ports & Special Economic Zone Ltd.(a)
08/04/2027	4.200%	3,267,000	3,473,649
07/03/2029	4.375%	5,000,000	5,274,307
FedEx Corp.
04/01/2046	4.550%	9,822,000	11,519,603
Total			20,267,559
Treasury 0.1%
Saudi Government International Bond(a)
10/22/2030	3.250%	3,000,000	3,216,123
Wireless 1.2%
Altice France Holding SA(a)
05/15/2027	10.500%	2,585,000	2,889,510
02/15/2028	6.000%	4,564,000	4,475,614
Altice France SA(a)
05/01/2026	7.375%	3,770,000	3,920,585
02/01/2027	8.125%	1,705,000	1,858,939
01/15/2028	5.500%	1,305,000	1,338,202
07/15/2029	5.125%	5,232,000	5,189,301
Millicom International Cellular SA(a)
03/25/2029	6.250%	2,700,000	2,989,982
SBA Communications Corp.
09/01/2024	4.875%	7,614,000	7,768,593
02/15/2027	3.875%	1,761,000	1,802,046

Columbia Strategic Income Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SBA Communications Corp.(a)
02/01/2029	3.125%	4,180,000	4,011,294
Sprint Capital Corp.
11/15/2028	6.875%	5,605,000	7,015,474
03/15/2032	8.750%	1,818,000	2,695,640
Sprint Corp.
06/15/2024	7.125%	1,245,000	1,434,209
T-Mobile USA, Inc.
02/15/2026	2.250%	955,000	962,647
02/01/2028	4.750%	3,940,000	4,212,625
02/15/2029	2.625%	3,904,000	3,768,448
04/15/2030	3.875%	9,580,000	10,504,260
02/15/2031	2.875%	2,170,000	2,094,948
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	4,756,000	4,837,531
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,394,000	1,354,108
Total			75,123,956
Wirelines 2.0%
AT&T, Inc.(a)
09/15/2055	3.550%	18,190,000	17,310,555
12/01/2057	3.800%	26,132,000	25,948,621
Cablevision Lightpath LLC(a)
09/15/2028	5.625%	892,000	899,450
CenturyLink, Inc.
12/01/2023	6.750%	1,167,000	1,289,069
04/01/2024	7.500%	3,898,000	4,364,914
04/01/2025	5.625%	2,486,000	2,674,874
CenturyLink, Inc.(a)
12/15/2026	5.125%	2,792,000	2,894,369
02/15/2027	4.000%	1,119,000	1,133,237
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	4,550,000	4,469,990
03/01/2028	6.125%	2,838,000	2,888,577
Level 3 Financing, Inc.(a)
07/01/2028	4.250%	3,805,000	3,816,809
01/15/2029	3.625%	3,640,000	3,492,386
07/15/2029	3.750%	2,185,000	2,109,716
Network i2i Ltd.(a),(i)
12/31/2049	5.650%	7,100,000	7,534,281
Northwest Fiber LLC/Finance Sub, Inc.(a)
02/15/2028	6.000%	1,330,000	1,317,318
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Verizon Communications, Inc.
08/10/2033	4.500%		12,510,000	14,753,047
03/22/2061	3.700%		25,712,000	26,105,816
Total				123,003,029
Total Corporate Bonds & Notes (Cost $2,381,269,874)				2,477,466,075

Foreign Government Obligations(j),(k) 7.8%

Angola 0.2%
Angolan Government International Bond(a)
11/26/2029	8.000%		8,800,000	8,979,680
05/08/2048	9.375%		2,200,000	2,283,799
Total				11,263,479
Brazil 0.2%
Brazilian Government International Bond
06/12/2030	3.875%		2,024,000	2,049,145
01/07/2041	5.625%		11,000,000	11,944,235
Total				13,993,380
Canada 0.2%
MEGlobal Canada ULC(a)
05/18/2025	5.000%		4,950,000	5,578,756
NOVA Chemicals Corp.(a)
06/01/2027	5.250%		2,232,000	2,395,005
05/15/2029	4.250%		1,475,000	1,478,097
Total				9,451,858
China 0.3%
China Government Bond
06/04/2027	2.850%	CNY	57,960,000	9,003,304
05/21/2030	2.680%	CNY	56,000,000	8,479,920
Total				17,483,224
Colombia 1.0%
Colombia Government International Bond
01/30/2030	3.000%		7,700,000	7,444,824
04/15/2031	3.125%		8,781,000	8,454,319
04/22/2032	3.250%		5,980,000	5,755,131
02/26/2044	5.625%		11,100,000	12,248,528
06/15/2045	5.000%		11,200,000	11,589,368
05/15/2049	5.200%		7,147,000	7,606,086
Ecopetrol SA
04/29/2030	6.875%		8,000,000	9,496,313
Total				62,594,569
Dominican Republic 0.6%
Dominican Republic Bond(a)
02/05/2027	11.250%	DOP	400,000,000	8,334,089

16	Columbia Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominican Republic International Bond(a)
03/04/2022	10.375%	DOP	397,000,000	7,264,127
02/10/2023	14.500%	DOP	25,000,000	497,212
02/15/2023	8.900%	DOP	42,000,000	772,151
01/25/2027	5.950%		4,475,000	5,066,878
01/30/2030	4.500%		2,295,000	2,359,563
04/30/2044	7.450%		7,900,000	9,527,409
01/27/2045	6.850%		4,881,000	5,532,786
Total				39,354,215
Egypt 0.3%
Egypt Government International Bond(a)
04/16/2026	4.750%	EUR	2,100,000	2,696,600
03/01/2029	7.600%		1,250,000	1,393,232
04/11/2031	6.375%	EUR	4,000,000	5,183,090
01/31/2047	8.500%		5,700,000	6,064,941
02/21/2048	7.903%		5,000,000	5,061,506
03/01/2049	8.700%		965,000	1,039,002
Total				21,438,371
El Salvador 0.1%
El Salvador Government International Bond(a)
01/30/2025	5.875%		2,200,000	2,139,282
01/18/2027	6.375%		2,800,000	2,761,786
Total				4,901,068
Ghana 0.3%
Ghana Government International Bond(a)
02/11/2035	7.875%		11,000,000	10,957,340
03/26/2051	8.950%		5,000,000	4,990,982
Total				15,948,322
Guatemala 0.1%
Guatemala Government Bond(a)
06/01/2050	6.125%		5,000,000	6,012,500
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%		6,200,000	6,276,954
Indonesia 0.7%
Indonesia Asahan Aluminium Persero PT(a)
05/15/2050	5.800%		6,000,000	6,990,792
Indonesia Government International Bond(a)
01/15/2045	5.125%		3,600,000	4,353,672
Indonesia Treasury Bond
04/15/2039	8.375%	IDR	68,305,000,000	5,325,755
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%		1,700,000	2,067,426
11/15/2048	6.757%		3,800,000	4,832,409
PT Pertamina Persero(a)
05/30/2044	6.450%		5,800,000	7,381,965
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
PT Saka Energi Indonesia(a)
05/05/2024	4.450%		9,000,000	8,077,358
05/05/2024	4.450%		6,000,000	5,384,906
Total				44,414,283
Ivory Coast 0.3%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	8,830,000	11,702,869
06/15/2033	6.125%		3,847,000	4,100,716
Total				15,803,585
Kazakhstan 0.1%
Kazakhstan Government International Bond(a)
07/21/2045	6.500%		1,500,000	2,172,244
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%		4,800,000	5,482,532
Total				7,654,776
Malaysia 0.1%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		4,800,000	5,237,409
Mexico 0.9%
Mexican Bonos
06/10/2021	6.500%	MXN	50,000	2,512
05/31/2029	8.500%	MXN	220,000,000	12,414,696
Mexico Government International Bond
04/16/2030	3.250%		4,000,000	4,132,957
05/29/2031	7.750%	MXN	140,000,000	7,572,601
Petroleos Mexicanos(a)
11/24/2021	7.650%	MXN	18,600,000	936,582
09/12/2024	7.190%	MXN	3,800,000	180,894
Petroleos Mexicanos
01/23/2026	4.500%		7,812,000	7,997,826
11/12/2026	7.470%	MXN	23,700,000	1,052,812
01/23/2029	6.500%		5,000,000	5,142,267
01/23/2030	6.840%		3,400,000	3,517,915
01/28/2031	5.950%		2,235,000	2,169,952
01/23/2050	7.690%		15,000,000	14,392,765
Total				59,513,779
Morocco 0.1%
OCP SA(a)
04/25/2024	5.625%		6,900,000	7,523,078
Netherlands 0.1%
Petrobras Global Finance BV
03/19/2049	6.900%		5,300,000	6,157,786

Columbia Strategic Income Fund | Quarterly Report 2021	17

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Paraguay 0.1%
Paraguay Government International Bond(a)
03/27/2027	4.700%		2,000,000	2,249,665
08/11/2044	6.100%		2,939,000	3,576,872
Total				5,826,537
Qatar 0.3%
Qatar Government International Bond(a)
04/16/2030	3.750%		2,000,000	2,269,502
03/14/2049	4.817%		15,614,000	19,744,643
Total				22,014,145
Romania 0.5%
Romanian Government International Bond(a)
04/03/2049	4.625%	EUR	17,500,000	26,802,520
02/14/2051	4.000%		2,246,000	2,303,968
Total				29,106,488
Russian Federation 0.2%
Russian Foreign Bond - Eurobond(a)
03/21/2029	4.375%		4,600,000	5,170,616
03/28/2035	5.100%		4,800,000	5,679,464
Total				10,850,080
Saudi Arabia 0.1%
Saudi Government International Bond(a)
04/17/2049	5.000%		5,000,000	6,172,954
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%		4,800,000	5,095,883
09/30/2049	5.750%		4,000,000	4,039,027
Total				9,134,910
Turkey 0.2%
Turkey Government International Bond
03/13/2025	4.250%		5,000,000	4,863,827
02/17/2028	5.125%		5,500,000	5,273,479
04/26/2029	7.625%		4,000,000	4,312,124
Total				14,449,430
Ukraine 0.2%
Ukraine Government International Bond(a)
09/01/2026	7.750%		3,800,000	4,239,772
09/25/2032	7.375%		6,900,000	7,321,065
Total				11,560,837
United Arab Emirates 0.3%
DP World Crescent Ltd.(a)
07/18/2029	3.875%		5,600,000	5,992,201
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
DP World PLC(a)
07/02/2037	6.850%		3,650,000	4,871,587
09/25/2048	5.625%		6,091,000	7,461,627
09/30/2049	4.700%		2,000,000	2,170,831
Total				20,496,246
Virgin Islands 0.1%
Sinopec Group Overseas Development Ltd.(a)
11/12/2029	2.950%		5,000,000	5,165,546
Total Foreign Government Obligations (Cost $474,252,494)				489,799,809

Inflation-Indexed Bonds(j) 0.1%

Mexico 0.1%
Mexican Udibonos
11/15/2040	4.000%	MXN	122,598,810	6,613,912
Total Inflation-Indexed Bonds (Cost $8,005,231)				6,613,912

Residential Mortgage-Backed Securities - Agency 6.3%

Federal Home Loan Mortgage Corp.(l)
CMO Series 304 Class C69
12/15/2042	4.000%		4,371,489	724,440
CMO Series 4120 Class AI
11/15/2039	3.500%		1,604,684	48,924
CMO Series 4147 Class CI
01/15/2041	3.500%		6,539,312	377,395
CMO Series 4213 Class DI
06/15/2038	3.500%		568,124	1,793
Federal Home Loan Mortgage Corp.(b),(l)
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	5.849%		7,360,491	1,496,328
CMO Series 4174 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/15/2039	6.099%		1,499,148	41,173
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	5.958%		40,829,626	8,448,136
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	5.899%		1,442,760	261,390

18	Columbia Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(f),(l)
CMO Series 4515 Class SA
08/15/2038	1.904%	6,007,733	385,985
CMO Series 4620 Class AS
11/15/2042	1.871%	14,272,720	910,993
Federal National Mortgage Association
05/01/2041	4.000%	919,971	993,410
Federal National Mortgage Association(f),(l)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	4,987,708	5
Federal National Mortgage Association(l)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	1,801,194	48,607
CMO Series 2012-129 Class IC
01/25/2041	3.500%	3,056,677	179,544
CMO Series 2012-131 Class MI
01/25/2040	3.500%	4,147,486	251,165
CMO Series 2012-133 Class EI
07/25/2031	3.500%	1,414,334	65,362
CMO Series 2012-139 Class IL
04/25/2040	3.500%	1,421,340	59,610
CMO Series 2013-1 Class AI
02/25/2043	3.500%	2,667,264	365,745
CMO Series 2013-6 Class MI
02/25/2040	3.500%	2,139,419	97,632
CMO Series 2021-3 Class TI
02/25/2051	2.500%	100,816,023	17,890,065
Federal National Mortgage Association(b),(l)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	5.808%	10,181,110	2,090,618
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	6.058%	17,265,250	3,441,488
CMO Series 2016-26 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/25/2046	5.958%	15,825,833	3,894,796
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	5.908%	10,106,179	2,313,507
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	5.908%	34,035,355	7,416,137
CMO Series 2017-47 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2047	6.008%	11,453,288	2,859,508
CMO Series 2017-56 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.058%	36,835,728	8,058,331
CMO Series 2018-76 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	6.058%	12,262,772	2,950,711
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	5.958%	34,568,300	8,072,490
CMO Series 2019-8 Class SG
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/25/2049	5.908%	38,824,696	7,957,537
Government National Mortgage Association(l)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	10,097,687	1,152,778
CMO Series 2020-191 Class UG
12/20/2050	3.500%	55,843,032	8,962,053
CMO Series 2021-16 Class KI
01/20/2051	2.500%	61,741,066	9,420,026
CMO Series 2021-9 Class MI
01/20/2051	2.500%	59,240,042	7,942,324
Government National Mortgage Association(b),(l)
CMO Series 2016-20 Class SQ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 02/20/2046	6.001%	16,040,515	3,569,744
CMO Series 2017-129 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.101%	13,552,514	2,952,819

Columbia Strategic Income Fund | Quarterly Report 2021	19

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-133 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2047	6.151%	16,336,988	3,588,682
CMO Series 2017-141 Class ES
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2047	6.101%	19,499,945	4,445,732
CMO Series 2018-124 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	6.101%	29,814,522	5,728,258
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	6.001%	21,617,972	4,041,268
CMO Series 2018-168 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/20/2048	6.001%	18,302,041	3,407,968
CMO Series 2018-67 Class SP
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	6.101%	15,048,410	3,207,033
CMO Series 2019-152 Class BS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 12/20/2049	5.951%	41,512,129	6,334,307
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.951%	11,828,353	2,462,061
CMO Series 2019-23 Class QS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.951%	35,974,677	6,135,985
CMO Series 2019-29 Class DS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	5.951%	29,541,869	5,180,885
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-41 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	5.951%	27,528,869	5,596,366
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	6.051%	18,164,169	3,607,537
CMO Series 2019-59 Class JS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	6.051%	19,547,324	3,411,712
Government National Mortgage Association TBA(e)
06/21/2051	3.000%	32,000,000	33,385,000
Uniform Mortgage-Backed Security TBA(e)
06/17/2036	3.000%	19,000,000	20,015,312
06/14/2051	2.000%	56,000,000	56,566,562
06/14/2051	2.500%	111,000,000	114,932,694
Total Residential Mortgage-Backed Securities - Agency (Cost $385,034,659)			397,749,931

Residential Mortgage-Backed Securities - Non-Agency 22.9%

Banc of America Funding Trust(a),(d),(f)
CMO Series 2016-R1 Class M2
03/25/2040	3.500%	12,763,517	12,961,351
Bayview Opportunity Master Fund IVa Trust(a),(f)
CMO Series 2020-RN2 Class A1
06/28/2035	4.424%	5,936,240	5,976,112
Bayview Opportunity Master Fund IVb Trust(a),(f)
CMO Series 2019-RN4 Class A1
10/28/2034	3.278%	881,163	886,809
Bayview Opportunity Master Fund Trust(a),(f)
CMO Series 2020-RN1 Class A1
02/28/2035	3.228%	4,353,057	4,370,203
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	1.692%	977,187	977,180
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.392%	616,892	616,974

20	Columbia Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-2A Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 04/25/2029	1.542%	6,170,421	6,166,374
CMO Series 2019-2A Class M2
1-month USD LIBOR + 3.100% Floor 3.100% 04/25/2029	3.192%	10,208,580	10,367,784
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.692%	30,000,000	30,122,877
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	2.592%	14,313,506	14,313,500
CMO Series 2020-1A Class M1B
1-month USD LIBOR + 3.400% 06/25/2030	3.492%	3,646,422	3,655,772
CMO Series 2020-2A Class M1C
1-month USD LIBOR + 4.000% Floor 4.000% 08/26/2030	4.092%	15,600,000	15,899,517
CMO Series 2020-3A Class M2
1-month USD LIBOR + 4.850% Floor 4.850% 10/25/2030	4.942%	13,800,000	14,481,189
CMO Series 2020-4A Class M2A
1-month USD LIBOR + 2.600% Floor 2.600% 06/25/2030	2.692%	10,724,959	10,771,656
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	3.692%	7,200,000	7,262,844
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	2.960%	15,000,000	14,966,202
BRAVO Residential Funding Trust(a),(f)
CMO Series 2021-B Class A1
04/01/2069	2.115%	22,801,684	22,816,416
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BVRT Financing Trust(a),(b),(d)
CMO Series 2020-CRT1 Class M3
1-month USD LIBOR + 4.000% 07/10/2032	4.095%	28,000,000	28,140,000
CMO Series 2021-CRT1 Class M4
1-month USD LIBOR + 3.500% Floor 3.500% 07/10/2032	3.595%	41,000,000	39,650,403
CMO Series 2021-CRT2 Class M1
1-month USD LIBOR + 1.750% Floor 1.750% 11/10/2032	1.845%	10,838,720	10,838,720
CMO Series 2021-CRT2 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 11/10/2032	2.345%	4,000,000	4,000,000
BVRT Financing Trust(a),(b)
CMO Series 2021-1F Class M3
30-day Average SOFR + 2.800% Floor 2.800% 03/15/2038	2.810%	12,500,000	12,501,434
BVRT Financing Trust(a),(b),(c),(d)
CMO Series 2021-2F Class M2
30-day Average SOFR + 2.500% Floor 2.500% 01/10/2032	2.516%	20,000,000	20,000,000
CMO Series 2021-CRT1 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 01/10/2033	2.345%	35,000,000	35,000,000
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.842%	13,500,000	13,558,165
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2010-6 Class 2A2
09/25/2035	2.835%	350,371	350,007
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	5,250,000	5,382,766

Columbia Strategic Income Fund | Quarterly Report 2021	21

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.242%	13,141,063	12,959,708
CMO Series 2020-R01 Class 1M2
1-month USD LIBOR + 2.050% Floor 2.050% 01/25/2040	2.142%	6,571,492	6,601,368
CSMC Trust(a),(f)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.454%	9,759,929	9,968,266
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	3,798,567	3,754,749
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	1.892%	8,572,298	8,577,887
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	2.715%	12,725,000	12,909,927
Subordinated CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	1.542%	41,100,000	40,646,100
Subordinated CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.800% 01/25/2030	1.892%	9,650,000	9,492,980
Federal Home Loan Mortgage Corp. STACR REMIC Trust(a),(b)
CMO Series 2020-HQA4 Class M2
1-month USD LIBOR + 3.150% 09/25/2050	3.256%	14,941,230	15,062,712
FMC GMSR Issuer Trust(a),(f)
CMO Series 2019-GT1 Class A
05/25/2024	5.070%	54,000,000	54,456,386
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-HQA2 Class M2
1-month USD LIBOR + 3.100% 03/25/2050	3.192%	13,200,000	13,414,984
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	6.092%	18,400,000	19,721,427
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	3.010%	15,400,000	15,389,419
Subordinated CMO Series 2021-DNA1 Class B1
30-day Average SOFR + 2.650% 01/25/2051	2.660%	10,400,000	10,198,503
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.092%	7,817,832	7,862,663
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	2.610%	36,200,000	36,821,945
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	4.010%	18,650,000	19,383,864
GCAT LLC(a),(f)
CMO Series 2020-4 Class A1
12/25/2025	2.611%	15,704,033	15,803,573
GCAT LLC(a),(d),(f)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	22,711,094	22,711,094
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	1.992%	11,332,114	11,332,146
Glebe Funding Trust (The)(a)
CMO Series 2021-1 Class PT
10/27/2023	3.000%	29,023,452	29,023,452
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% 10/25/2028	3.092%	9,457,907	9,564,971
Mortgage Acquisition Trust I LLC(a)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	12,295,000	12,295,000
Mortgage Insurance-Linked Notes(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.750% Floor 1.750% 02/25/2030	1.842%	4,150,000	4,053,772

22	Columbia Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-1 Class M2A
1-month USD LIBOR + 2.000% Floor 2.000% 02/25/2030	2.092%	7,700,000	7,575,658
MRA Issuance Trust(a),(b),(c),(d)
CMO Series 2021-EBO4 Class A1X
1-month USD LIBOR + 1.750% Floor 1.750% 02/16/2022	1.860%	41,000,000	41,000,000
New Residential Mortgage LLC(a)
CMO Series 2018-FNT1 Class F
05/25/2023	5.570%	8,335,014	8,357,549
CMO Series 2018-FNT2 Class F
07/25/2054	5.950%	3,969,050	3,969,168
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	4,738,761	4,738,996
New Residential Mortgage Loan Trust(a),(f)
CMO Series 2020-RPL2 Class A1
08/25/2025	3.578%	26,800,513	27,324,125
New York Mortgage Trust(a),(f)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	19,240,000	19,252,025
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	11,612,630	11,751,691
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.492%	281,128	281,310
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.042%	14,700,000	14,770,159
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	3.010%	9,800,000	9,944,926
OMSR(a)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	8,046,493	8,086,094
OSAT Trust(a),(f)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	17,599,255	17,706,007
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.090%	9,713,727	9,622,421
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.840%	10,631,805	10,500,704
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.942%	56,500,000	56,437,935
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.742%	85,550,000	85,323,720
Preston Ridge Partners Mortgage(a),(f)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	18,331,865	18,315,223
CMO Series 2021-4 Class A1
04/25/2026	1.867%	18,931,384	18,943,788
Preston Ridge Partners Mortgage LLC(a),(f)
CMO Series 2021-3 Class A1
04/25/2026	1.867%	17,756,700	17,757,780
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	38,887,769	38,877,098
Pretium Mortgage Credit Partners I LLC(a),(f)
CMO Series 2020-NPL2 Class A1
02/27/2060	3.721%	8,578,196	8,585,938
CMO Series 2020-RPL1 Class A2
05/27/2060	6.170%	9,588,809	9,798,936
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	12,268,007	12,282,152
Radnor Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 2.700% 03/25/2028	2.792%	10,031,862	10,031,857
RCO V Mortgage LLC(a),(f)
CMO Series 2019-2 Class A1
11/25/2024	3.475%	20,294,406	20,342,240

Columbia Strategic Income Fund | Quarterly Report 2021	23

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
STACR Trust(a),(b)
CMO Series 2018-DNA3 Class M2
1-month USD LIBOR + 2.100% 09/25/2048	2.192%	18,330,000	18,543,077
Stonnington Mortgage Trust(a),(d),(f)
CMO Series 2020-1 Class A
07/28/2024	5.500%	14,850,156	14,850,156
Toorak Mortgage Corp., Ltd.(a),(f)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	8,912,960	8,936,419
Toorak Mortgage Corp., Ltd.(a),(e),(f)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	15,000,000	14,998,500
Triangle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 3.000% Floor 3.000% 08/25/2033	3.106%	31,000,000	31,272,366
CMO Series 2021-1 Class M1C
1-month USD LIBOR + 3.400% Floor 3.400% 08/25/2033	3.506%	18,050,000	18,076,153
CMO Series 2021-2 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2033	4.592%	19,500,000	20,050,284
CMO Series 2021-2 Class M2
1-month USD LIBOR + 5.500% Floor 5.500% 10/25/2033	5.592%	10,750,000	10,833,276
Vericrest Opportunity Loan Transferee(a),(f)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	16,396,411	16,412,912
Vericrest Opportunity Loan Transferee XCIV LLC(a),(f)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	13,008,340	13,027,135
Verus Securitization Trust(a),(f)
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	16,759,825	16,838,697
Subordinated CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	7,300,000	7,399,617
Visio Trust(a),(f)
CMO Series 2019-2 Class B1
11/25/2054	3.910%	3,600,000	3,693,526
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	4,200,000	4,372,049
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,416,505,667)			1,438,922,818

Senior Loans 10.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Alloy Finco Ltd.(m)
Tranche B Term Loan
03/06/2025	0.500%	498,566	396,360
Alloy Parent Ltd.(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 6.500% Floor 2.000% 03/06/2024	8.500%	423,194	420,020
TransDigm, Inc.(b),(m)
Tranche E Term Loan
1-month USD LIBOR + 2.250% 05/30/2025	2.343%	2,563,297	2,527,796
Tranche F Term Loan
1-month USD LIBOR + 2.250% 12/09/2025	2.343%	950,811	937,566
Total			4,281,742
Airlines 0.2%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 04/20/2028	5.500%	3,189,781	3,285,474
American Airlines, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 06/27/2025	1.840%	1,719,697	1,591,029
1-month USD LIBOR + 1.750% 01/29/2027	1.843%	950,000	881,781
JetBlue Airways Corp.(b),(m)
Term Loan
1-month USD LIBOR + 5.250% Floor 1.000% 06/17/2024	6.250%	1,937,184	1,979,162

24	Columbia Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Kestrel Bidco, Inc./WestJet Airlines(b),(m)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/11/2026	4.000%	1,466,537	1,422,996
United AirLines, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	4.500%	4,351,852	4,389,931
Total			13,550,373
Automotive 0.2%
Clarios Global LP(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.250% 04/30/2026	3.343%	1,910,029	1,899,886
First Brands Group LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 03/30/2027	6.000%	3,492,904	3,508,203
Navistar, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/06/2024	3.600%	1,657,052	1,656,357
Truck Hero, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 01/31/2028	4.500%	2,750,000	2,750,000
Total			9,814,446
Brokerage/Asset Managers/Exchanges 0.2%
AlixPartners LLP(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/04/2028	3.250%	1,500,000	1,493,745
Citadel Securities LP(b),(m)
Term Loan
1-month USD LIBOR + 2.500% 02/02/2028	2.593%	3,500,000	3,474,380
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Greenhill & Co., Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 04/12/2024	3.343%	987,079	984,612
Jefferies Finance LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 06/03/2026	3.125%	1,710,892	1,701,807
Russell Investments US Institutional Holdco, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 05/30/2025	4.500%	4,000,000	3,966,240
Wells Fargo(b),(m),(n)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 04/21/2028	3.750%	1,500,000	1,504,995
Total			13,125,779
Building Materials 0.3%
Apex Tool Group LLC(b),(m)
Term Loan
3-month USD LIBOR + 5.250% Floor 1.250% 08/01/2024	6.500%	2,719,725	2,721,983
APi Group, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 2.500% 10/01/2026	2.593%	1,250,000	1,240,625
Beacon Roofing Supply, Inc.(b),(m),(n)
Tranche B Term Loan
1-month USD LIBOR + 2.500% 05/19/2028	2.593%	576,923	574,327
Cornerstone Building Brands, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.250% 04/12/2028	3.750%	2,430,819	2,430,211
Covia Holdings LLC(b),(m)
Term Loan
1-month USD LIBOR + 4.000% Floor 1.000% 07/31/2026	5.000%	1,750,241	1,708,235

Columbia Strategic Income Fund | Quarterly Report 2021	25

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CP Atlas Buyer, Inc./American Bath(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 11/23/2027	4.250%	2,026,316	2,021,473
LBM Acquisition LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 12/17/2027	4.500%	1,206,818	1,204,308
LBM Acquisition LLC(b),(m),(n)
Delayed Draw 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 12/17/2027	4.500%	268,182	267,624
QUIKRETE Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 2.500% 02/01/2027	2.593%	2,227,455	2,209,257
SRS Distribution, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 05/23/2025	3.093%	1,483,686	1,480,437
US Silica Co.(b),(m)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 05/01/2025	5.000%	1,916,198	1,833,571
White Cap Buyer LLC(b),(m)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 10/19/2027	4.500%	1,892,994	1,895,095
Wilsonart LLC(b),(m)
Tranche E Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 12/31/2026	4.500%	979,624	978,046
Total			20,565,192
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.3%
Charter Communications Operating LLC/Safari LLC(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	1.850%	675,002	671,101
Cogeco Communications II LP(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/03/2025	2.093%	3,376,812	3,342,267
CSC Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.250% 01/15/2026	2.348%	1,481,136	1,463,732
3-month USD LIBOR + 2.500% 04/15/2027	2.598%	1,004,472	997,693
Iridium Satellite LLC(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 11/04/2026	3.750%	4,380,912	4,390,506
Telesat Canada(b),(m)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 12/07/2026	2.850%	3,179,765	3,048,791
UPC Financing Partnership(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 01/31/2029	3.105%	1,750,000	1,740,375
Virgin Media Bristol LLC(b),(m)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	2.601%	2,175,000	2,161,406
Total			17,815,871
Chemicals 0.6%
Aruba Investments Holdings LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 11/24/2027	4.750%	1,125,000	1,127,115

26	Columbia Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ascend Performance Materials Operations LLC(b),(m)
Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 08/27/2026	5.500%	1,930,761	1,957,618
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc.(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/01/2024	1.953%	1,433,860	1,426,017
Chemours Co. (The)(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	1.850%	3,692,196	3,636,813
ColourOz Investment 1 GmbH(b),(m)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	231,013	227,721
ColourOz Investment 2 LLC(b),(m)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	1,397,441	1,377,527
Element Solutions, Inc./MacDermid, Inc.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 2.000% 01/31/2026	2.093%	1,715,734	1,710,158
Hexion, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.500% 07/01/2026	3.710%	1,694,812	1,690,575
INEOS Styrolution Group GmbH(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 01/29/2026	3.250%	2,000,000	1,990,840
Ineos US Finance LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	2.093%	2,714,348	2,684,789
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Innophos Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% 02/05/2027	3.594%	618,750	616,170
Lonza Group(b),(m),(n)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 04/28/2028	5.250%	1,428,571	1,426,786
Messer Industries GmbH(b),(m)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 03/02/2026	2.703%	1,915,056	1,898,778
Minerals Technologies, Inc.(b),(m)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 02/14/2024	3.000%	624,620	625,401
Momentive Performance Materials, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/15/2024	3.350%	1,473,750	1,463,920
Nouryon Finance BV/AkzoNobel(b),(m)
Term Loan
1-month USD LIBOR + 2.750% 10/01/2025	2.848%	4,784,752	4,740,876
PQ Corp.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 02/07/2027	4.000%	579,551	578,705
PQ Corp.(b),(m),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 04/28/2028	4.250%	2,000,000	2,001,260
Schenectady International Group, Inc.(b),(d),(m)
Term Loan
3-month USD LIBOR + 4.750% 10/15/2025	4.849%	1,676,636	1,678,732

Columbia Strategic Income Fund | Quarterly Report 2021	27

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Solenis Holdings LLC(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/26/2025	4.135%	1,679,737	1,677,906
Tronox Finance LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 2.500% 03/10/2028	2.642%	1,989,403	1,974,482
Univar Solutions USA, Inc.(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 07/01/2024	2.343%	439,659	439,179
Tranche B5 Term Loan
3-month USD LIBOR + 2.000% 07/01/2026	2.093%	1,185,000	1,180,130
Total			38,131,498
Construction Machinery 0.0%
Columbus McKinnon Corp.(b),(m),(n)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 04/07/2028	3.250%	1,200,000	1,201,500
TNT Crane & Rigging, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 6.500% 10/16/2024	7.500%	217,197	225,342
1-month USD LIBOR + 11.000% Floor 1.000% 04/16/2025	12.000%	202,118	193,275
Total			1,620,117
Consumer Cyclical Services 0.5%
8th Avenue Food & Provisions, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 10/01/2025	3.593%	890,856	888,950
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.843%	1,686,397	1,669,533
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Allied Universal Holdco LLC(b),(m),(n)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 05/12/2028	4.250%	2,464,286	2,469,535
Amentum Government Services Holdings LLC(b),(m)
Tranche 1 1st Lien Term Loan
1-month USD LIBOR + 3.500% 01/29/2027	3.593%	1,986,244	1,979,292
Tranche 2 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 01/29/2027	5.500%	454,545	456,818
Conservice Midco, LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.250% 05/13/2027	4.453%	3,487,488	3,487,488
Cushman & Wakefield U.S. Borrower LLC(b),(m)
Term Loan
1-month USD LIBOR + 2.750% 08/21/2025	2.843%	1,101,053	1,087,488
Go Daddy Operating Company, LLC/Finance Co, Inc.(b),(m)
Tranche B4 Term Loan
1-month USD LIBOR + 2.000% 08/10/2027	2.093%	893,250	888,927
IRI Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 12/01/2025	4.343%	1,224,331	1,223,572
Prime Security Services Borrower LLC/Protection 1 Security Solutions(b),(m)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 09/23/2026	3.500%	2,733,842	2,732,147
Signal Parent, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 04/03/2028	4.250%	2,500,000	2,481,250

28	Columbia Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sotheby’s(b),(m)
Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 01/15/2027	5.500%	1,381,278	1,389,331
Staples, Inc.(b),(m)
Tranche B1 Term Loan
3-month USD LIBOR + 5.000% 04/16/2026	5.176%	1,732,455	1,689,629
TruGreen LP(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 11/02/2027	4.750%	2,119,688	2,122,994
Uber Technologies, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/04/2025	3.593%	1,750,000	1,749,055
1-month USD LIBOR + 3.500% 02/25/2027	3.593%	2,210,623	2,209,252
USS Ultimate Holdings, Inc./United Site Services, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 08/25/2024	4.750%	1,929,800	1,933,177
WaterBridge Midstream Operating LLC(b),(m)
Term Loan
3-month USD LIBOR + 5.750% Floor 1.000% 06/22/2026	6.750%	2,179,468	2,069,318
WW International, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 04/13/2028	4.000%	1,875,000	1,878,131
Total			34,405,887
Consumer Products 0.3%
Energizer Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/22/2027	2.750%	3,241,875	3,236,817
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Kronos Acquisition Holdings Inc.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 12/22/2026	4.250%	1,496,250	1,483,158
Serta Simmons Bedding LLC(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/08/2023	4.500%	1,141,709	880,281
SIWF Holdings, Inc./Spring Window Fashions(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 06/15/2025	4.343%	2,031,029	2,031,658
SRAM LLC(b),(m),(n)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 05/18/2028	3.250%	2,800,000	2,802,324
Steinway Musical Instruments, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 02/14/2025	4.750%	705,452	696,415
Thor Industries, Inc.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 3.000% 02/01/2026	3.125%	2,000,000	2,001,500
Weber-Stephen Products LLC(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/30/2027	4.000%	3,015,110	3,018,879
Total			16,151,032
Diversified Manufacturing 0.4%
Allnex & Cy SCA(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 09/13/2023	4.000%	1,086,267	1,082,736

Columbia Strategic Income Fund | Quarterly Report 2021	29

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 09/13/2023	4.000%	818,417	815,758
Blue Tree Holdings, Inc./Ravago Holdings(b),(m)
Term Loan
1-month USD LIBOR + 2.500% 03/04/2028	2.650%	909,091	902,273
Brookfield WEC Holdings, Inc./Westinghouse Electric Co. LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 08/01/2025	3.250%	1,693,642	1,682,007
Douglas Dynamics LLC(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 1.000% 06/08/2026	4.750%	1,940,308	1,935,457
DXP Enterprises, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 12/23/2027	5.750%	1,246,875	1,246,875
EWT Holdings III Corp.(b),(m)
Term Loan
1-month USD LIBOR + 2.500% 04/01/2028	2.625%	2,250,000	2,235,937
Filtration Group Corp.(b),(m)
Tranche A Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/29/2025	4.500%	497,500	497,813
Gardner Denver, Inc.(b),(m)
Tranche B2 Term Loan
1-month USD LIBOR + 1.750% 03/01/2027	1.843%	1,503,312	1,489,316
Gates Global LLC(b),(m),(n)
Tranche B3 Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 03/31/2027	3.500%	2,133,918	2,126,151
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ingersoll Rand Services Co.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 1.750% 03/01/2027	1.843%	1,980,000	1,961,566
Vertical Midco GmbH(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 4.250% 07/30/2027	4.478%	2,720,182	2,728,860
Vertiv Group Corp.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.750% 03/02/2027	2.860%	2,482,528	2,471,679
Zekelman Industries, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.000% 01/24/2027	2.097%	970,775	961,067
Total			22,137,495
Electric 0.4%
Calpine Construction Finance Co., LP(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/15/2025	2.093%	1,469,620	1,454,189
Calpine Corp.(b),(m),(n)
Term Loan
1-month USD LIBOR + 2.500% 12/16/2027	2.600%	1,330,421	1,323,410
Carroll County Energy LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.500% 02/16/2026	3.703%	438,078	433,697
CPV Shore Holdings LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 12/29/2025	3.850%	1,408,437	1,334,494
Eastern Power LLC/Covert Midco LLC/TPF II LC LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 10/02/2025	4.750%	1,834,901	1,679,356

30	Columbia Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Edgewater Generation LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 12/13/2025	3.843%	1,681,155	1,616,531
EFS Cogen Holdings I LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/01/2027	4.500%	1,950,069	1,944,278
Exgen Renewables IV LLC(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 12/15/2027	3.750%	2,985,000	2,986,881
Frontera Generation Holdings LLC(b),(m),(o)
Debtor in Possession Term Loan
1-month USD LIBOR + 13.000% 11/05/2021	14.000%	218,802	223,178
Frontera Generation Holdings LLC(m),(p)
Term Loan
05/02/2025	0.000%	806,437	35,620
Invenergy Thermal Operating I LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 08/28/2025	3.093%	2,206,384	2,200,868
LMBE-MC Holdco II LLC(b),(m)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/03/2025	5.000%	1,597,309	1,589,323
Nautilus Power LLC(b),(m)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/16/2024	5.250%	541,037	526,450
PG&E Corp.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 06/23/2025	3.500%	3,474,969	3,444,563
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Southeast PowerGen LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 12/02/2021	4.500%	500,000	491,565
Vistra Operations Co., LLC(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 12/31/2025	1.844%	1,382,566	1,374,505
West Deptford Energy Holdings LLC(b),(d),(m)
Term Loan
3-month USD LIBOR + 3.750% 08/03/2026	3.843%	510,931	459,838
WIN Waste Innovations Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 03/24/2028	3.250%	2,000,000	1,995,720
Total			25,114,466
Environmental 0.1%
EnergySolutions LLC/Envirocare of Utah LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 05/09/2025	4.750%	739,543	732,843
GFL Environmental, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	3.500%	2,503,750	2,508,282
Harsco Corp.(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 03/10/2028	2.750%	1,891,892	1,880,862
Total			5,121,987
Finance Companies 0.1%
FinCo I LLC/Fortress Investment Group(b),(m)
Term Loan
1-month USD LIBOR + 2.500% 06/27/2025	2.593%	2,284,180	2,278,949

Columbia Strategic Income Fund | Quarterly Report 2021	31

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
IGT Holding IV AB(b),(m),(n)
Tranche B2 Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 03/31/2028	4.250%	2,366,667	2,363,709
Total			4,642,658
Food and Beverage 0.2%
Aramark Intermediate HoldCo Corp.(b),(m)
Tranche B5 Term Loan
1-month USD LIBOR + 2.500% 04/06/2028	2.593%	2,307,693	2,295,670
B&G Foods, Inc.(b),(m)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 10/10/2026	2.593%	1,525,000	1,523,414
Dole Food Co., Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/06/2024	3.750%	3,016,306	3,012,958
Froneri International Ltd.(b),(m)
Tranche B2 1st Lien Term Loan
1-month USD LIBOR + 2.250% 01/29/2027	2.343%	2,240,606	2,208,969
Triton Water Holdings, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 03/31/2028	4.000%	1,888,889	1,886,528
United Natural Foods, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.500% 10/22/2025	3.593%	2,799,520	2,802,068
US Foods, Inc./US Foodservice, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 06/27/2023	1.843%	1,553,524	1,538,827
Total			15,268,434
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.5%
Aristocrat Leisure Ltd.(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 1.000% 10/19/2024	4.750%	2,386,987	2,389,971
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 10/19/2024	1.938%	1,476,152	1,466,188
Caesars Resort Collection LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	2.843%	3,528,474	3,498,870
Tranche B1 Term Loan
1-month USD LIBOR + 4.500% 07/21/2025	4.593%	995,000	997,677
CBAC Borrower LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	4.093%	1,534,275	1,470,035
CCM Merger, Inc./MotorCity Casino Hotel(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 11/04/2025	4.500%	3,591,384	3,594,077
CityCenter Holdings LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 04/18/2024	3.000%	2,485,811	2,465,999
Enterprise Development Authority(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 02/28/2028	5.000%	1,818,182	1,820,455
Flutter Entertainment PLC(b),(m)
Term Loan
3-month USD LIBOR + 3.500% 07/10/2025	3.703%	905,549	908,384

32	Columbia Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gateway Casinos & Entertainment Ltd.(b),(m)
Term Loan
3-month USD LIBOR + 3.500% 12/01/2023	4.500%	2,088,168	2,064,676
Golden Nugget Online Gaming, Inc.(b),(d),(m)
Term Loan
1-month USD LIBOR + 12.000% Floor 1.000% 10/04/2023	13.000%	1,500,000	1,665,000
Golden Nugget, Inc./Landry’s, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 10/04/2023	3.250%	1,072,239	1,063,264
PCI Gaming Authority(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 05/29/2026	2.593%	3,370,150	3,352,894
Scientific Games International, Inc.(b),(m)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 08/14/2024	2.843%	3,798,446	3,758,866
Spectacle Gary Holdings LLC(b),(m)
Delayed Draw Term Loan
3-month USD LIBOR + 9.000% Floor 2.000% 12/23/2025	11.000%	111,486	121,520
Term Loan
3-month USD LIBOR + 9.000% Floor 2.000% 12/23/2025	11.000%	1,538,514	1,676,980
Total			32,314,856
Health Care 0.5%
athenahealth, Inc.(b),(m)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 4.250% 02/11/2026	4.410%	3,491,250	3,500,851
Carestream Health, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 6.750% Floor 1.000% 05/08/2023	7.750%	613,596	613,338
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Change Healthcare Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	3.500%	873,312	872,518
CPI Holdco LLC(b),(m)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.750% 11/04/2026	4.093%	1,859,991	1,862,316
DaVita, Inc.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 1.750% 08/12/2026	1.843%	985,031	980,106
Envision Healthcare Corp.(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	3.843%	1,148,563	978,070
Gentiva Health Services, Inc.(b),(m)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 2.750% 07/02/2025	2.875%	907,257	904,989
HCA, Inc.(b),(m)
Tranche B12 Term Loan
3-month USD LIBOR + 1.750% 03/13/2025	1.843%	726,453	725,770
IQVIA, Inc./Quintiles IMS(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/11/2025	1.953%	486,250	483,906
LifePoint Health, Inc.(b),(m)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/16/2025	3.843%	1,522,274	1,521,543
Lifescan Global Corp.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 6.000% 10/01/2024	6.202%	1,116,313	1,099,802
National Mentor Holdings, Inc./Civitas Solutions, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	4.500%	2,307,003	2,308,457

Columbia Strategic Income Fund | Quarterly Report 2021	33

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche C Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	4.500%	72,488	72,534
National Mentor Holdings, Inc./Civitas Solutions, Inc.(b),(m),(n)
Delayed Draw Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	4.500%	106,847	106,915
Ortho-Clinical Diagnostics, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 06/30/2025	3.108%	2,548,254	2,548,254
Phoenix Guarantor, Inc./BrightSpring(b),(m)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.250% 03/05/2026	3.343%	1,987,493	1,965,551
Tranche B3 1st Lien Term Loan
1-month USD LIBOR + 3.500% 03/05/2026	3.598%	1,000,000	992,500
Pluto Acquisition I, Inc./AccentCare, Inc.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.500% 06/22/2026	4.635%	985,000	987,463
PPD, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 01/13/2028	2.750%	1,000,000	997,860
Radiology Partners, Inc.(b),(m),(n)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% 07/09/2025	4.357%	1,500,000	1,498,665
Select Medical Corp.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/06/2025	2.370%	1,552,316	1,539,214
Surgery Center Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	4.500%	2,000,000	2,002,500
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Upstream Newco, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.500% 11/20/2026	4.593%	1,739,981	1,739,250
Total			30,302,372
Independent Energy 0.0%
Hamilton Projects Acquiror LLC(b),(m)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 06/17/2027	5.750%	1,265,437	1,263,856
Leisure 0.4%
Crown Finance US, Inc.(m)
Tranche B1 Term Loan
05/23/2024	7.000%	875,243	1,099,524
Crown Finance US, Inc./Cineworld Group PLC(b),(m)
Term Loan
3-month USD LIBOR + 2.500% 02/28/2025	3.500%	1,949,107	1,689,388
Formula One Management Ltd.(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 02/01/2024	3.500%	3,098,574	3,076,791
Life Time, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 12/16/2024	5.750%	2,594,810	2,600,882
Metro-Goldwyn-Mayer, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 2.500% 07/03/2025	2.600%	706,875	704,005
2nd Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 07/03/2026	5.500%	1,550,000	1,548,713
NAI Entertainment Holdings LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 05/08/2025	3.500%	2,019,184	1,981,324

34	Columbia Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Six Flags Theme Parks, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 04/17/2026	1.850%	3,799,375	3,704,391
UFC Holdings LLC(b),(m)
Tranche B3 1st Lien Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 04/29/2026	3.750%	3,521,398	3,515,341
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(b),(m)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025	2.850%	3,254,845	3,168,592
Total			23,088,951
Lodging 0.1%
Four Seasons Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 11/30/2023	2.093%	2,471,748	2,465,914
Hilton Grand Vacations Borrower LLC(b),(m),(n)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 05/19/2028	3.500%	2,764,706	2,768,162
Playa Resorts Holding BV(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 04/29/2024	3.750%	2,461,772	2,355,744
Total			7,589,820
Media and Entertainment 0.8%
Alchemy Copyrights LLC(b),(d),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 03/10/2028	3.500%	1,492,509	1,488,778
Cengage Learning, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 06/07/2023	5.250%	2,879,232	2,876,036
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Clear Channel Outdoor Holdings, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 08/21/2026	3.685%	2,985,000	2,887,510
Creative Artists Agency LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 11/27/2026	3.843%	2,972,475	2,962,249
Cumulus Media New Holdings, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 03/31/2026	4.750%	1,573,755	1,569,820
Diamond Sports Group LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 08/24/2026	3.350%	1,723,750	1,234,102
E.W. Scripps Co. (The)(b),(m)
Tranche B2 Term Loan
1-month USD LIBOR + 2.563% 05/01/2026	3.313%	2,981,127	2,969,948
Tranche B3 Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 01/07/2028	3.750%	748,000	748,209
Emerald Expositions Holding, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 2.500% 05/22/2024	2.593%	1,653,622	1,590,586
Entravision Communications Corp.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 11/29/2024	2.843%	479,923	474,126
Gray Television, Inc.(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 02/07/2024	2.360%	1,500,000	1,492,500
Tranche C Term Loan
3-month USD LIBOR + 2.500% 01/02/2026	2.610%	1,701,415	1,692,279

Columbia Strategic Income Fund | Quarterly Report 2021	35

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 05/01/2026	3.093%	1,234,375	1,220,748
1-month USD LIBOR + 4.000% Floor 0.750% 05/01/2026	4.750%	992,500	993,741
Indy US Bidco, LLC/NielsenIQ(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 4.000% 03/06/2028	4.108%	3,031,250	3,039,586
Learfield Communications LLC(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/01/2023	4.250%	662,667	615,923
Lions Gate Capital Holdings LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/24/2025	2.343%	1,512,343	1,503,269
McGraw Hill LLC(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 11/01/2024	5.750%	839,440	841,748
Meredith Corp.(b),(m)
Tranche B2 Term Loan
1-month USD LIBOR + 2.500% 01/31/2025	2.593%	1,477,880	1,471,599
NASCAR Holdings, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 2.750% 10/19/2026	2.843%	1,917,337	1,912,064
NEP Group, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 10/20/2025	3.343%	979,950	950,551
Nexstar Broadcasting, Inc.(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 01/17/2024	2.341%	1,288,427	1,283,956
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 09/18/2026	2.610%	2,362,746	2,354,547
Nielsen Finance LLC/VNU, Inc.(b),(m)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 10/04/2023	2.095%	2,501,051	2,498,976
Playtika Holding Corp.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 2.750% 03/13/2028	2.843%	3,157,895	3,144,253
PUG LLC(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 02/12/2027	3.593%	4,171,181	4,061,687
Sinclair Television Group, Inc.(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 3.000% 04/01/2028	3.100%	1,252,964	1,246,699
Terrier Media Buyer, Inc.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.500% 12/17/2026	3.593%	2,103,478	2,092,961
Univision Communications, Inc.(b),(m),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 05/05/2028	4.000%	2,250,000	2,236,882
Total			53,455,333
Midstream 0.2%
Blackstone CQP Holdco LP(b),(m)
Term Loan
3-month USD LIBOR + 3.500% 09/30/2024	3.687%	1,473,750	1,471,672
Blackstone CQP Holdco LP(b),(m),(n)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 05/26/2028	4.250%	2,400,000	2,388,000

36	Columbia Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Buckeye Partners LP(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 2.250% 11/01/2026	2.360%	519,760	516,698
GIP III Stetson I LP/II LP(b),(m)
Term Loan
3-month USD LIBOR + 4.250% 07/18/2025	4.343%	1,540,594	1,474,842
Lower Cadence Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 4.000% 05/22/2026	4.093%	638,614	630,631
Prairie ECI Acquiror LP(b),(m)
Term Loan
1-month USD LIBOR + 4.750% 03/11/2026	4.843%	2,462,500	2,382,814
Stonepeak Lonestar Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 4.500% 10/19/2026	4.690%	1,264,857	1,268,816
Traverse Midstream Partners LLC(b),(m)
Term Loan
3-month USD LIBOR + 5.500% Floor 1.000% 09/27/2024	6.500%	2,550,588	2,543,140
Total			12,676,613
Oil Field Services 0.1%
ChampionX Corp.(b),(m)
Term Loan
3-month USD LIBOR + 2.500% 05/09/2025	2.625%	631,476	626,740
ChampionX Holding, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 06/03/2027	6.000%	1,462,025	1,489,438
Fieldwood Energy LLC(m),(p)
1st Lien Term Loan
04/11/2022	0.000%	275,952	118,659
2nd Lien Term Loan
04/11/2023	0.000%	372,536	18,068
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lealand Finance Company BV(b),(d),(m)
Term Loan
1-month USD LIBOR + 3.000% 06/28/2024	3.093%	8,649	5,622
Lealand Finance Company BV(b),(m)
Term Loan
3-month USD LIBOR + 4.000% 06/30/2025	4.093%	110,413	48,251
MRC Global, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 09/20/2024	3.093%	1,036,313	1,027,680
Total			3,334,458
Other Industry 0.1%
Filtration Group Corp.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 03/31/2025	3.093%	2,086,177	2,063,750
Hamilton Holdco LLC/Reece International Pty Ltd.(b),(m)
Term Loan
3-month USD LIBOR + 2.000% 01/02/2027	2.210%	979,849	970,864
Harland Clarke Holdings Corp.(b),(m)
Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 11/03/2023	5.750%	608,869	538,679
Hillman Group, Inc. (The)(b),(m),(n)
Delayed Draw Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/24/2028	3.250%	421,941	421,152
Tranche B1 Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/24/2028	3.250%	2,078,059	2,074,173
Hillman Group, Inc. (The)(b),(m)
Term Loan
3-month USD LIBOR + 4.000% 05/30/2025	4.093%	656,437	654,468

Columbia Strategic Income Fund | Quarterly Report 2021	37

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lightstone Holdco LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	4.750%	1,289,449	1,024,738
Tranche C Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	4.750%	72,727	57,797
Titan Acquisition Ltd./Husky IMS International Ltd.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 03/28/2025	3.267%	1,614,052	1,582,271
Total			9,387,892
Other REIT 0.1%
VICI Properties 1 LLC(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 12/20/2024	1.843%	4,811,364	4,763,250
Packaging 0.3%
Altium Packaging LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/03/2028	3.250%	1,739,130	1,726,904
Anchor Glass Container Corp.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 12/07/2023	3.750%	806,767	726,719
Berry Global, Inc.(b),(m)
Tranche Z Term Loan
1-month USD LIBOR + 1.750% 07/01/2026	1.845%	1,179,874	1,169,550
Charter NEX US, Inc.(b),(m),(n)
1st Lien Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 12/01/2027	5.000%	2,195,000	2,202,551
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Flex Acquisition Co., Inc./Novolex(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 03/02/2028	4.000%	1,066,123	1,059,844
Tranche B Term Loan
3-month USD LIBOR + 3.250% 06/29/2025	3.452%	1,976,588	1,953,521
Graham Packaging Co., Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 08/04/2027	3.750%	1,910,339	1,909,040
LABL, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 4.000% 07/01/2026	4.093%	763,375	760,833
Packaging Coordinators Midco, Inc.(b),(m)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.500% 11/30/2027	4.250%	2,000,000	2,003,120
Pactiv Evergreen Inc.(b),(m)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	2.843%	1,714,250	1,709,725
Tranche B2 Term Loan
1-month USD LIBOR + 3.250% 02/05/2026	3.343%	1,047,375	1,038,022
Tosca Services LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 08/18/2027	4.250%	997,500	997,500
Twist Beauty International Holdings S.A.(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 04/22/2024	4.000%	189,777	183,134
Total			17,440,463

38	Columbia Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Paper 0.0%
Asplundh Tree Expert LLC(b),(m)
Term Loan
1-month USD LIBOR + 1.750% 09/07/2027	1.843%	2,042,244	2,036,811
Pharmaceuticals 0.3%
Bausch Health Companies, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	3.093%	3,762,067	3,746,078
3-month USD LIBOR + 2.750% 11/27/2025	2.843%	168,750	167,790
Elanco Animal Health, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	1.860%	1,220,052	1,211,413
Endo Luxembourg Finance Co. I SARL(b),(m)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 03/27/2028	5.750%	2,690,770	2,623,877
Grifols Worldwide Operations Ltd.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	2.062%	1,358,048	1,345,147
Jazz Pharmaceuticals, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 05/05/2028	4.000%	1,400,000	1,405,754
Mallinckrodt International Finance SA(b),(m)
Term Loan
3-month USD LIBOR + 5.000% Floor 0.750% 02/24/2025	6.250%	895,578	861,250
Organon & Co.(b),(m),(n)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 06/02/2028	3.500%	2,735,294	2,731,383
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sunshine Luxembourg VII SARL/Galderma(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 10/01/2026	4.500%	3,167,333	3,176,234
Total			17,268,926
Property & Casualty 0.2%
Asurion LLC(b),(m)
Tranche B3 2nd Lien Term Loan
1-month USD LIBOR + 5.250% 01/31/2028	5.343%	1,000,000	1,010,420
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 11/03/2023	3.093%	268,953	268,224
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 11/03/2024	3.093%	2,974,721	2,961,245
Tranche B9 Term Loan
1-month USD LIBOR + 3.250% 07/31/2027	3.343%	1,000,000	995,000
Asurion LLC(b),(m),(n)
Tranche B8 Term Loan
1-month USD LIBOR + 3.250% 12/23/2026	3.343%	1,345,616	1,338,471
Hub International Ltd.(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 04/25/2025	2.926%	1,496,154	1,481,043
Hub International Ltd.(b),(m),(n)
Tranche B3 Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 04/25/2025	4.000%	1,496,250	1,496,684
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub, Ltd.(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 12/31/2025	3.343%	1,962,387	1,939,211
3-month USD LIBOR + 3.750% 09/03/2026	3.843%	1,488,636	1,482,548

Columbia Strategic Income Fund | Quarterly Report 2021	39

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
USI, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	3.203%	1,730,063	1,715,461
1-month USD LIBOR + 3.250% 12/02/2026	3.453%	994,966	986,469
Total			15,674,776
Restaurants 0.2%
Carrols Restaurant Group, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 04/30/2026	3.350%	1,483,674	1,463,274
IRB Holding Corp./Arby’s/Buffalo Wild Wings(b),(m)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/15/2027	4.250%	855,000	854,393
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	2,103,247	2,093,214
KFC Holding Co./Yum! Brands(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 03/15/2028	1.848%	1,495,841	1,496,469
New Red Finance, Inc./Burger King/Tim Hortons(b),(m)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	1.843%	4,661,939	4,587,628
Total			10,494,978
Retailers 0.2%
AI Aqua Merger Sub, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/13/2023	4.250%	1,833,874	1,833,874
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/13/2023	4.250%	1,123,469	1,121,716
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ASP Unifrax Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 12/12/2025	3.953%	488,750	474,239
Belk, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 7.500% Floor 1.000% 07/31/2025	8.500%	299,690	300,439
Belk, Inc.(m)
1st Lien Term Loan
07/31/2025	13.000%	381,223	268,286
Burlington Coat Factory Warehouse Corp.(b),(m)
Tranche B5 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 11/17/2024	1.850%	721,423	714,209
Great Outdoors Group, LLC(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 03/06/2028	5.000%	4,389,000	4,418,626
Harbor Freight Tools USA, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 10/19/2027	3.750%	4,487,619	4,494,171
PetSmart, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 02/11/2028	4.500%	2,000,000	2,006,000
Total			15,631,560
Technology 2.0%
Arches Buyer, Inc./Ancestry.com(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 12/06/2027	3.750%	2,493,750	2,486,169
Ascend Learning LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	860,903	859,517

40	Columbia Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Atlas Purchaser, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.750% 05/08/2028	6.000%	3,000,000	2,938,740
Avaya, Inc.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 4.250% 12/15/2027	4.351%	1,843,084	1,847,692
Tranche B2 Term Loan
1-month USD LIBOR + 4.000% 12/15/2027	4.101%	1,511,557	1,514,398
BY Crown Parent LLC(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 02/02/2026	4.000%	2,259,765	2,254,116
Camelot U.S. Acquisition 1 Co./Thomson Reuters Intellectual Property & Science(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 10/30/2026	3.093%	2,493,687	2,484,959
1-month USD LIBOR + 3.000% Floor 1.000% 10/30/2026	4.000%	1,047,375	1,048,244
Celestica, Inc.(b),(d),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.125% 06/27/2025	2.215%	847,117	841,823
Cloudera, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.500% Floor 0.750% 12/22/2027	3.250%	3,063,750	3,058,971
CommScope, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	3.343%	5,442,437	5,416,367
CoreLogic, Inc.(b),(m),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 06/02/2028	4.000%	1,750,000	1,741,250
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cubic Corp.(b),(m),(n)
Tranche B Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 05/25/2028	5.000%	1,329,577	1,327,916
Tranche C Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 05/25/2028	5.000%	270,423	270,085
Cyxtera DC Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/01/2024	4.000%	1,964,299	1,900,950
Dawn Acquisition LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 12/31/2025	3.953%	1,840,199	1,676,109
DCert Buyer, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 10/16/2026	4.093%	4,130,925	4,130,925
Dun & Bradstreet Corp. (The)(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 02/06/2026	3.340%	3,544,429	3,532,413
Endurance International Group Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 02/10/2028	4.250%	2,153,846	2,138,145
Evertec Group LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/27/2024	3.593%	2,392,553	2,387,576
Idemia Group S.A.S.(b),(m),(n)
Tranche B3 Term Loan
1-month USD LIBOR + 4.500% Floor 0.750% 01/12/2026	5.250%	2,809,083	2,788,015

Columbia Strategic Income Fund | Quarterly Report 2021	41

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Idera, Inc.(b),(m)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	4.500%	2,693,182	2,679,150
Informatica LLC(m)
2nd Lien Term Loan
02/25/2025	7.125%	1,000,000	1,020,000
Informatica LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.250% 02/25/2027	3.343%	1,831,500	1,820,053
Ingram Micro Inc.(b),(m),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 03/30/2028	2.609%	1,384,615	1,385,197
ION Trading Finance Ltd.(b),(m)
Term Loan
1-month USD LIBOR + 4.750% 04/01/2028	4.952%	1,941,176	1,945,680
LogMeIn, Inc.(b),(m),(n)
1st Lien Term Loan
1-month USD LIBOR + 4.750% 08/31/2027	4.845%	1,995,000	1,994,681
Lummus Technology Holdings V LLC(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 06/30/2027	3.593%	1,997,500	1,984,656
MA FinanceCo LLC(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 2.750% 06/21/2024	2.843%	333,686	329,411
Tranche B4 Term Loan
1-month USD LIBOR + 4.250% Floor 1.000% 06/05/2025	5.250%	1,600,703	1,612,708
Maxar Technologies Ltd.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2024	2.843%	2,721,934	2,689,053
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
McAfee LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 09/30/2024	3.843%	2,878,149	2,878,868
Misys Ltd./Almonde/Tahoe/Finastra USA(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	4.500%	4,143,809	4,088,697
Monotype Imaging Holdings Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 5.500% 10/09/2026	6.500%	1,462,500	1,455,187
MYOB US Borrower LLC(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 05/06/2026	4.093%	1,277,250	1,264,873
Natel Engineering Co., Inc.(b),(m)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 04/30/2026	6.000%	2,510,309	2,386,375
NCR Corp.(b),(d),(m)
Term Loan
1-month USD LIBOR + 2.500% 08/28/2026	2.690%	1,477,330	1,458,863
Neustar, Inc.(b),(m)
Tranche B4 1st Lien Term Loan
3-month USD LIBOR + 3.500% 08/08/2024	4.500%	1,773,378	1,714,413
Peraton Corp.(b),(m),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	4.500%	3,500,000	3,503,395
Pitney Bowes, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 4.000% 03/17/2028	4.100%	2,270,270	2,271,224
Plantronics, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 07/02/2025	2.593%	2,276,149	2,238,205

42	Columbia Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Presidio Holdings Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% 01/22/2027	3.685%	1,742,481	1,734,501
Project Alpha Intermediate Holding, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.100%	1,447,058	1,447,665
Rackspace Technology Global, Inc.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 02/15/2028	3.500%	2,250,000	2,238,975
Riverbed Technology, Inc.(b),(m)
2nd Lien Term Loan
1-month USD LIBOR + 6.500% Floor 1.000% 12/31/2026	7.500%	935,700	729,846
Term Loan
1-month USD LIBOR + 6.000% Floor 1.000% 12/31/2025	7.000%	2,044,267	1,941,093
Sabre GLBL, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 12/17/2027	4.750%	1,496,250	1,503,731
SCS Holdings I, Inc./Sirius Computer Solutions, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 07/01/2026	3.593%	1,852,204	1,845,259
Seattle SpinCo, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 2.750% 06/21/2024	2.843%	2,013,373	1,987,582
Sophia LP(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 10/07/2027	4.500%	2,194,500	2,199,525
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SS&C Technologies Holdings, Inc.(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.843%	222,142	219,616
Tranche B4 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.843%	167,675	165,769
Tranche B5 Term Loan
3-month USD LIBOR + 1.750% 04/16/2025	1.843%	3,454,907	3,420,911
Tempo Acquisition LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 11/02/2026	3.750%	1,667,711	1,670,146
TIBCO Software, Inc.(b),(m)
2nd Lien Term Loan
1-month USD LIBOR + 7.250% 03/03/2028	7.350%	750,000	759,000
Tranche B3 Term Loan
1-month USD LIBOR + 3.750% 06/30/2026	3.850%	1,516,954	1,508,292
TTM Technologies, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	2.607%	949,828	949,828
UKG, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	3.843%	1,970,000	1,971,438
1-month USD LIBOR + 3.250% Floor 0.750% 05/04/2026	4.000%	1,990,012	1,992,500
Ultra Clean Holdings, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.750% 08/27/2025	3.843%	1,740,625	1,742,801
Veritas, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 09/01/2025	6.000%	1,492,509	1,501,464

Columbia Strategic Income Fund | Quarterly Report 2021	43

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Verscend Holdings Corp.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 4.000% 08/27/2025	4.093%	2,500,000	2,500,450
Xperi Holding Corp.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 4.000% 06/02/2025	4.219%	2,469,304	2,469,304
Total			123,864,765
Wireless 0.1%
Cellular South, Inc.(b),(d),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/17/2024	2.343%	385,017	377,316
Numericable US LLC(b),(m)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	2.936%	2,949,637	2,902,620
SBA Senior Finance II LLC(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	1.850%	2,452,097	2,434,736
Total			5,714,672
Wirelines 0.1%
Level 3 Financing, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 03/01/2027	1.843%	843,320	833,478
Lumen Technologies, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027	2.343%	1,481,250	1,467,000
Zayo Group Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027	3.093%	3,752,138	3,722,234
Total			6,022,712
Total Senior Loans (Cost $636,318,845)			634,074,041
Warrants 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Windstream Corp.(g)	11,272	171,898
Entertainment 0.0%
Cineworld Finance US, Inc.(g)	281,073	165,833
Media 0.0%
iHeartCommunications, Inc.(g)	11,995	249,892
Total Communication Services		587,623
Financials —%
Diversified Financial Services —%
Spectacle BidCo Holdings, Inc.(c),(d),(g)	95,238	0
Total Financials		0
Total Warrants (Cost $419,946)		587,623

Options Purchased Puts 0.8%
Value ($)
(Cost $17,424,100)	49,205,010

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.042%(q),(r)	152,627,278	152,612,015
Total Money Market Funds (Cost $152,669,811)		152,612,015
Total Investments in Securities (Cost: $6,290,123,999)		6,477,932,021
Other Assets & Liabilities, Net		(196,490,505)
Net Assets		6,281,441,516

At May 31, 2021, securities and/or cash totaling $89,136,357 were pledged as collateral.
44	Columbia Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
595,031,878 MXN	29,901,926 USD	Morgan Stanley	06/21/2021	93,496	—
41,035,458 EUR	50,121,980 USD	UBS	06/21/2021	62,857	—
Total				156,353	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	9,938	09/2021	USD	1,311,194,875	3,780,316	—
U.S. Treasury 5-Year Note	5,205	09/2021	USD	644,647,385	1,213,947	—
Total					4,994,263	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	(1,846)	09/2021	CAD	(266,285,500)	—	(638,177)
Euro-BTP	(1,130)	06/2021	EUR	(166,494,200)	—	(2,541,325)
U.S. Ultra Treasury Bond	(1,838)	09/2021	USD	(340,489,500)	—	(3,590,166)
Total					—	(6,769,668)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	333,000,000	333,000,000	1.00	09/30/2021	5,794,200	20,485,128
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	341,000,000	341,000,000	1.25	12/03/2021	5,285,500	15,650,707
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	225,000,000	225,000,000	1.25	11/18/2021	2,745,000	10,042,560
5-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	342,800,000	342,800,000	1.50	05/20/2022	3,599,400	3,026,615
Total							17,424,100	49,205,010

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(185,000,000)	(185,000,000)	1.70	10/01/2021	(2,557,625)	(3,505,343)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(300,000,000)	(300,000,000)	2.20	03/17/2022	(5,610,000)	(3,125,940)

Columbia Strategic Income Fund | Quarterly Report 2021	45

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 6.230%	28-Day MXN TIIE-Banxico	Receives at Maturity, Pays at Maturity	Morgan Stanley	01/09/2026	MXN	580,000,000	244,459	—	—	244,459	—
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives at Maturity, Pays at Maturity	Morgan Stanley	01/21/2026	MXN	211,000,000	(29,338)	—	—	—	(29,338)
Fixed rate of 2.165%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Morgan Stanley	12/18/2030	USD	120,200,000	(6,423,293)	—	—	—	(6,423,293)
Fixed rate of 2.291%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Morgan Stanley	01/14/2031	USD	125,000,000	(4,963,125)	—	—	—	(4,963,125)
Fixed rate of 2.372%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Morgan Stanley	02/17/2031	USD	154,700,000	(4,615,607)	—	—	—	(4,615,607)
3-Month USD LIBOR	Fixed rate of 1.635%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	03/18/2031	USD	165,000,000	(1,571,529)	—	—	—	(1,571,529)
Fixed rate of 2.653%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Morgan Stanley	05/14/2031	USD	116,000,000	612,690	—	—	612,690	—
3-Month USD LIBOR	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/09/2049	USD	53,500,000	2,548,303	—	—	2,548,303	—
Total							(14,197,440)	—	—	3,405,452	(17,602,892)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	4,400,000	240,625	(1,467)	156,979	—	82,179	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 36	Morgan Stanley	06/20/2026	5.000	Quarterly	USD	505,864,000	(9,592,663)	—	—	—	(9,592,663)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.443	USD	14,500,000	(1,631,249)	4,833	—	(3,091,885)	1,465,469	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.443	USD	11,500,000	(1,293,750)	3,833	—	(2,617,309)	1,327,392	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.443	USD	18,000,000	(2,025,000)	6,000	—	(2,247,696)	228,696	—
46	Columbia Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.443	USD	10,000,000	(1,125,000)	3,333	—	(1,242,693)	121,026	—
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	3.997	USD	11,500,000	(628,906)	3,833	—	(607,535)	—	(17,538)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.443	USD	20,800,000	(2,340,001)	6,934	—	(4,015,863)	1,682,796	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.443	USD	9,500,000	(1,068,750)	3,167	—	(2,141,164)	1,075,581	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.443	USD	15,000,000	(1,687,500)	5,000	—	(2,440,370)	757,870	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.443	USD	9,500,000	(1,068,750)	3,167	—	(1,658,618)	593,035	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.443	USD	10,000,000	(1,125,000)	3,333	—	(1,681,209)	559,542	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	3.997	USD	14,500,000	(792,968)	4,833	—	(2,522,912)	1,734,777	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	3.997	USD	6,900,000	(377,344)	2,300	—	(1,055,372)	680,328	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.443	USD	13,500,000	(1,518,750)	4,500	—	(3,033,958)	1,519,708	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.443	USD	12,000,000	(1,350,000)	4,000	—	(2,447,771)	1,101,771	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.443	USD	15,000,000	(1,687,500)	5,000	—	(2,521,814)	839,314	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	3.997	USD	8,000,000	(437,500)	2,667	—	(1,208,264)	773,431	—
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	3.992	USD	8,000,000	(482,500)	2,667	—	(1,233,098)	753,265	—
Total								(20,640,468)	69,400	—	(35,767,531)	15,214,001	(17,538)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Columbia Strategic Income Fund | Quarterly Report 2021	47

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	4.284%
3-Month USD LIBOR	London Interbank Offered Rate	0.131%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	4.993%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2021, the total value of these securities amounted to $3,886,190,954, which represents 61.87% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2021.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2021, the total value of these securities amounted to $113,303,995, which represents 1.80% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents a security purchased on a when-issued basis.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2021.
(g)	Non-income producing investment.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2021.
(j)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(m)	The stated interest rate represents the weighted average interest rate at May 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	Represents a security purchased on a forward commitment basis.
(o)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(p)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2021, the total value of these securities amounted to $172,347, which represents less than 0.01% of total net assets.
(q)	The rate shown is the seven-day current annualized yield at May 31, 2021.
(r)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.042%
	246,533,851	1,340,417,847	(1,434,325,284)	(14,399)	152,612,015	(3,461)	181,297	152,627,278
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
48	Columbia Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2021 (Unaudited)
Currency Legend
CAD	Canada Dollar
CNY	China Yuan Renminbi
DOP	Dominican Republic Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Strategic Income Fund | Quarterly Report 2021	49

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT232_08_L01_(07/21)